As filed with the Securities and Exchange Commission on October 28, 1999

1933 Act No. 333-62893

1940 Act No. 811-08989

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]

Pre-Effective Amendment No.

Post-Effective Amendment No. 1 [x]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]

Amendment No. 1 [x]

INDUSTRY LEADERS FUND®

Exact Name of Registrant as Specified in Charter)

104 SUMMIT AVE, BOX 80, SUMMIT NEW JERSEY, 07902-0080

(Address of Principal Executive Offices)

(877) 280-1952

(Registrant's Telephone Number)

TRAVIS L. GERING ESQ.

WUERSCH & GERING LLP.

11 Hanover Square 21st Floor, New York, NY 10005

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)

[ ] on (date) pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(i)

[x] on December 31, 1999 pursuant to paragraph (a)(i)

[ ] 75 days after filing pursuant to paragraph (a)(ii)

[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

[ ] 60 days after filing pursuant to paragraph (a)(i)

[ ] on (date) pursuant to paragraph (a)(i)

CROSS REFERENCE SHEET

PURSUANT TO RULE 404(a)

UNDER THE SECURITIES ACT OF 1933

The enclosed prospectus and Statement of Additional Information ("SAI") for the

Industry Leaders Fund(R) relate to Class D and Class I Shares.

PART A

ITEM PROSPECTUS CROSS REFERENCE/CAPTION

1 (a) Front Cover Page

(b) Back Cover Page

2 (a) Overview of the Industry Leaders

Fund(R) - Risk/Return Summary - Investment Objective of

The Fund

(b) Overview of the Industry Leaders

Fund(R) - Risk/Return Summary - Principal Investment

Strategy of the Fund

(c) Overview of the Industry Leaders

Fund(R)- Risk/Return Summary - Principal Risks of

Investing in the Fund

3 Overview of the Industry Leaders

Fund(R) - Risk/Return Summary - Fees and Expenses of

the Fund

4 (a) Investments - Principal Investment Objectives

(b) Investment Strategy

(c) Important Risk Considerations

5 Not Applicable

6 (a) Management of the Fund

(b) Not Applicable

7 (a) Shareholder Information

(b) How You Can Invest With The Industry Leaders Fund(R)

(c) How You Can Invest With The Industry Leaders Fund(R)

(d) Dividends, Distributions

(e) Taxes

(f) Not Applicable

8 (a) Overview of the Industry Leaders Fund(R) -

Risk/Return Summary - Fees and Expenses of the Fund;

Distribution Arrangements; How You Can Invest

With The Industry Leaders Fund(R)

(b) Distribution Arrangements - Distribution Plan

(c) Not Applicable

9 Financial Highlights

PART B

ITEM STATEMENT OF ADDITIONAL INFORMATION CROSS REFERENCE/CAPTION

10 (a) Front Cover Page

(b) Table of Contents

11 (a) Overview Of The Statement Of Additional Information;

Description Of Fund Shares

(b) Not Applicable

12 (a) Overview Of The Statement Of Additional Information

(b) Fundamental Investment Restrictions; Non-Fundamental

Investment Restrictions; Instruments in which the

Fund Can Invest


(c) Investment Objectives and Policies; Fundamental

Investment Restrictions; Non-Fundamental Investment

Restrictions; Instruments in which the Fund Can

Invest

(d) Not Applicable

(e) Not Applicable

13 Trustees and Officers of the Fund

14 (a) Control Persons and Principal Holders of Securities

(b) Control Persons and Principal Holders of Securities

(c) Trustees and Officers

15 (a) Investment Management and Other Services

(b) Distributor

(c) Investment Management and Other Services

(d) Distributor; Administrator; Transfer Agent and Fund

Accounting Services; Distribution Plan; Fund

Custodian

(e) Not Applicable

(f) Additional Purchase and Redemption Information

(g) Distribution Plan

(h) Distributor; Administrator; Transfer Agent and Fund

Accounting Services; Distribution Plan; Fund

Custodian

16 (a) Portfolio Transactions and Brokerage

(b) Not Applicable

(c) Portfolio Transactions and Brokerage

(d) Not Applicable

(e) Not Applicable

17 (a) Description of Fund Shares

(b) Not Applicable

18 (a) Net Asset Valuation; Additional Purchase and Redemption

Information

(b) Not Applicable

(c) Additional Purchase and Redemption Information

(d) Additional Purchase, Exchange, and Redemption

Information

19 Taxes

20 (a) Distributor

(b) Not Applicable

(c) Not Applicable

21 Not Applicable

22 (a) Financial Statements

(b) Annual Report

PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C in the Registration Statement.


THE INDUSTRY LEADERS FUND®

104 Summit Avenue - Box 80
Summit, New Jersey 07902-0080

Toll Free: (877) 280-1952

Prospectus December 31, 1999

The Industry Leaders Fund® Serves Direct, Advised, and Institutional Investors

The Industry Leaders Fund® (the "Fund") is an open-end, diversified mutual fund. The Fund seeks long-term capital appreciation through a proprietary method of investing in the common stocks of companies having the highest common stockholders' equity in their respective industries. The Fund is intended for investors who seek investment through a diversified portfolio comprised of large capitalization companies.

The Adviser to the Industry Leaders Fund® is Claremont Investment Partners® L.L.C.

This prospectus contains important information about investing in the Industry Leaders Fund®. Please carefully read the prospectus before you invest and keep it for future reference. Your investment in the Industry Leaders Fund® is affected by market fluctuations and there is no guarantee that the Fund will achieve its objectives.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

For your convenience, a glossary of terms used in this Prospectus may be found on the inside back cover.

Overview of the Industry Leaders Fund® 3

Risk/Return Summary

Objective of the Fund 3
Principal Investment Strategy of the Fund 3
Principal Risks of Investing in the Fund 3
Who May Want to Invest in the Fund 4
Fees and Expenses 5

Principal Investment Objectives 7

Investment Strategy 7

Investment Policies 12

Important Risk Considerations 13

Hypothetical Performance of the Industry Leaders Strategy Model™ 15

Management of the Fund 17

Shareholder Information 19

Distribution Arrangements 20

How You Can Invest with the Industry Leaders Fund® 21

How to Redeem Your Shares 24

Special Services 26

Dividends and Distributions 27

Taxes 28

Financial Highlights 29

Exhibit A - Industry Leaders Strategy Model™ 31

Glossary of Terms 36

Additional Information 38


OVERVIEW OF THE INDUSTRY LEADERS FUND®
Risk/Return Summary

Objective of the Fund

The objective of the Fund is to obtain long-term capital appreciation.

Principal Investment Strategy of the Fund

The Fund's approach is to invest in companies with the highest common stockholders' equity in their respective industries.

    Common stockholders' equity refers to a company's assets minus its liabilities, preferred stock and minority interests.
    The Fund utilizes the Adviser's proprietary Industry Leaders Strategy Model™ (referred to as the "Strategy Model") to pursue the principal investment strategy.
    The companies selected by the Strategy Model for Fund investment are predominantly leaders in their respective industries.
    The Fund anticipates that the investment portfolio will consist of the common stock of approximately 100 primarily domestic large capitalization companies from approximately 85 different industries.

Principal Risks of Investing in the Fund

The Fund is subject to the same risks common to all mutual funds that invest in equity securities. You could lose money by investing in the Fund, if any of the following occur:

    The stock market goes down (known as a "bear market").
    Fees and expenses are greater than investment returns.

The following risks of loss are particular to investing in the Fund:

    The Strategy Model may not perform as expected.
    Large Capitalization stocks may fall out of favor with investors.

A detailed discussion of risks is set forth below under the heading, "Important Risk Considerations."


Before investing in the Fund, you should read this Prospectus in its entirety and keep in mind all of the following:

    Mutual fund shares are subject to risks, including possible loss of your principal investment.
    Mutual fund shares are not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government or private agency.
    Mutual fund shares are not deposit obligations of any bank, nor are they guaranteed, endorsed, or insured by any bank or other institution.

Performance From Inception

The Fund's performance from inception on March 17, 1999 through the end of its first fiscal year on June 30, 1999 rendered a total return of 7.70% for both "I" and "D" classes of Fund shares. The total return for the comparable period of the Standard and Poor's Barra Value Index®, which represents a broad measure of market performance, was 8.66%. The Fund's performance compared to the Standard and Poor's Barra Value Index® provides some indication of variability and the risk of investing in the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Who May Want to Invest in the Fund

The Fund may be a suitable investment if you are:

    Seeking investment over the long term
    Seeking investment mainly in U.S. companies
    Seeking a systematic and disciplined large capitalization strategy.

However, the Fund is NOT appropriate if you are:

    Seeking short-term gains or current income
    Seeking absolute predictability and stability of investment principal
    Not willing to take any risk of losing money on an investment.


Two classes of Fund shares (the "Shares") are available for prospective investors who wish to invest in the Fund:

    Class D Shares - For purchase by advised investors and self-directed investors
    Class I Shares - For purchase by institutional investors.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)

	Class D	Class I
Maximum Sales Charge (Load) on initial purchases (1)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fees (2)	0.75%	None
Maximum Annual Account Fees	None	None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

	Class D	Class I
Management Fees	0.70%	0.70%
Distribution Plan (12b-1) Fees (3)	0.25%	None
Other Fund Expenses	None	None
Total Annual Fund Operating Expenses	0.95%	0.70%

(1) "Load" is another name for a sales charge.

(2) Redemption fees are charged if you redeem Class D Shares held for less than six months. Redemption fees are paid to the Fund. The redemption fees are charged as a percentage equal to the lesser of the net asset value at the time of purchase of the Shares being redeemed or the net asset value of such Shares at the time of redemption.

(3) Under the Fund's Rule 12b-1 Distribution Plan, the Fund may charge Class D Shares up to 0.25% per year for Class D distribution expenses. See "Distribution Arrangements" below.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class D		Class I
1 year	3 years	1 year	3 years
$97.00	$303.00	$71.00	$224.00

You would pay the same expenses if you did not redeem your Shares (redemption fees apply only to redemptions occurring within six months of purchase for Class D Shares).


PRINCIPAL INVESTMENT OBJECTIVES

The Industry Leaders Fund® objective is to obtain long-term capital appreciation.

INVESTMENT STRATEGY

The Fund's principal investment strategy is to invest in a broad number of industries and companies with the highest common stockholders' equity in their respective industries. To implement this investment approach, the Fund utilizes the Adviser's proprietary Strategy Model. The companies selected by the Strategy Model for Fund investment are predominantly leaders in their respective industry. The Fund anticipates that the investment portfolio during most periods will include approximately 100 primarily domestic companies across approximately 85 different industries.

The Fund investment portfolio is constructed by the Strategy Model according to the following steps:

The Strategy Model Universe.

1. Companies and industries that are listed in the Value Line Investment Survey® ("Value Line") form the starting point for identifying the companies included in the Strategy Model universe.

2. Value Line lists approximately 1,700 companies and classifies each company into an industry category (each, an "Industry").

3. The Strategy Model universe is comprised of all Value Line listed companies except for the following exclusions:

(a) The Strategy Model excludes from its universe companies that are in the following current Industries:

    Canadian Banks
    Canadian Energy
    Foreign Electronics/Entertainment
    Foreign Telecommunications
    Investment Companies (Closed-End Domestic)
    Investment Companies (Foreign Funds)
    Investment Companies (Income)

(b) The Strategy Model excludes from its universe companies whose shares are not directly traded in the United States (e.g., American Depository Receipts, commonly referred to as "ADRs").



(c) The Strategy Model also excludes from its universe companies included in Value Line as Miscellaneous but which have not yet been assigned an Industry category.

4. In establishing its universe of stocks, the Strategy Model also adjusts the Industry category of "Banks" to include "Banks Midwest" so as to unify the banking Industry analysis.

5. Industries and companies are included in the Strategy Model universe only for the periods during which they are listed in Value Line.

Portfolio Allocation.

6. The Strategy Model then identifies the common stockholders' equity of each company included in the Strategy Model universe. Common stockholders' equity refers to a company's assets minus its liabilities, preferred stock and minority interests. All of the foregoing information is obtained from publicly available financial statements that each company in the Strategy Model universe is required by law to file with the United States Securities and Exchange Commission on a quarterly basis. Each financial statement identifies, as separate line-items, the company's assets, liabilities, preferred stock and minority interests.

7. The Strategy Model totals the common stockholders' equity of all companies included in the Strategy Model universe.

8. The Strategy Model then obtains the subtotal of common stockholders' equity for each Industry by aggregating the common stockholders' equity of all companies included within that Industry.

9. By dividing the subtotal of stockholders' equity within each Industry by the grand total of stockholders' equity of all companies in the Strategy Model universe, the Strategy Model determines the universe's percentage of stockholders' equity within each Industry. For example, if the total Strategy Model universe had $2.7 trillion worth of total common stockholders' equity and the Industry category of Auto & Truck companies had aggregate common stockholders' equity of $40.7 billion, the Auto & Truck Industry would be deemed to contain 1.51% of the Strategy Model universe.

10. The Strategy Model then allocates a percentage of the Fund's investment portfolio to each Industry at the same percentage that each Industry contains of the Strategy Model universe. Continuing the example above, the Strategy Model would allocate 1.51% of the Fund's portfolio for investment in the Auto & Truck Industry.


Specific Portfolio Investments.

11. After the Industry allocation determination, the Strategy Model determines specific company investments by selecting the leading company within each Industry. A company is considered to be the Industry leader if it has the highest common stockholders' equity in that Industry and no other company in that same Industry has 98% or more of that Industry leader's amount of common stockholders' equity. Continuing the above example, if Ford had the highest common stockholders' equity in the Auto & Truck Industry of $23.54 billion, 98% of that equity would be $23.07 billion. Assuming no other company in the Auto & Truck Industry had $23.07 billion or more in common stockholders' equity, the Fund would invest the entire 1.51% of the portfolio Auto & Truck Industry allocation in Ford Motor Company common stock.

12. In the event multiple companies are to be included in an Industry, the portfolio allocation is divided equally between the companies selected. For example, if the Strategy Model determined that 1.2% of the portfolio should be allocated to the Railroad Industry and the analysis showed that Union Pacific had the highest amount of stockholders' equity in that Industry, but the amount of common stockholders' equity of Burlington Northern/Santa Fe was within 98% of the amount of common stockholders' equity of Union Pacific, the Fund would invest 0.6% of its portfolio in each of the two companies, for a total 1.2% portfolio investment in the Railroad Industry as per the Strategy Model allocation.

13. The Strategy Model also has a monthly portfolio allocation limit of 2.25% for any one company. For an Industry with a portfolio allocation greater than the individual limit of 2.25%, the company with the next-highest stockholders' equity is added until the percentage portfolio allocation is complete. The 2.25% individual company investment rule is maintained with respect to portfolio investments that are made in multiple companies which are within one Industry. For example, if the Strategy Model allocates 9% of the portfolio to the Bank Industry, the maximum that the Fund could invest in any one banking company would be 2.25% of the Fund's portfolio value, after which the next leading banking company with the highest stockholders' equity would be selected for investment, up to 2.25% for each subsequent company, until the Strategy Model Industry portfolio allocation percentage of 9% is reached.

14. The 98% leader differentiation rule is also maintained with respect to portfolio investments that are made in an Industry which has a portfolio allocation greater than the 2.25%. For example, if the Electric Utility East Industry portfolio allocation is 3.1% and Southern Company is the Industry leader, with Duke Energy as the second Industry leader but not having its common stockholders equity equal an amount of 98% or more of the common stockholders equity of Southern Company, the Fund would invest 2.25% in Southern Company and the balance of the Industry portfolio allocation of 0.85% in Duke Energy. In the event that Duke Energy had its common stockholders equity equal 98% or more of the common stockholders equity of Southern Company, the Fund would divide its 3.1% Electric Utility East Industry portfolio allocation for equal investment in each of the two companies.


15. The Strategy Model is re-calculated and re-balanced after the close of business on the last business day of each month. The Fund portfolio is re- balanced on the following business day, which is the first business day of the next month, by buying and/or selling stocks depending on changes in total Fund assets and/or changes in accordance with the Strategy Model universe as described above.

Portfolio Characteristics.

As a result of following the Strategy Model, the Fund portfolio is expected to have the following general characteristics:

    Be comprised of approximately 100 Industry-leading companies which represent investments in approximately 85 different Industries;
    Be primarily composed of U.S. common stocks;
    Not have more than 2.25% of Fund portfolio assets in any one company;
    Not have the top 10 holdings exceed 22.5% of the Fund portfolio.

The portfolio constructed by the Strategy Model is expected to be classified as "Large Value" which generally refers to a portfolio of companies having a median market capitalization similar to the Standard & Poor's 500 Index but with lower price-earnings and price-book ratios. Notwithstanding that classification, the Fund portfolio is also expected to contain a number of stocks that would traditionally be classified as growth companies. Growth companies add to the diversity of the Fund portfolio, but are not expected to have a material effect on overall portfolio statistics. For example, in accordance with the Strategy Model, the Fund's diversified portfolio will own a stock in the internet Industry (currently Excite@Home), but only 0.565% of the portfolio is currently allocated by the Strategy Model for investment in that Industry (as of 9/30/99). There is very little common shareholders' equity in the internet industry, so the Fund portfolio allocation for investment in that Industry will be correspondingly small. As with all Fund investments, growth industries and companies are represented in the Fund portfolio only with reference to their common shareholders' equity, not their market capitalization. As a result, the Fund portfolio will hold smaller investments in growth companies than a growth or blend index fund.


The Strategy Model, in this way, creates, allocates and maintains a broadly diversified portfolio of companies which have the highest common stockholders' equity of their respective Industry.

As noted above, the Strategy Model is re-balanced after the close of business on the last business day of each month and the Fund portfolio is re-balanced on the next business day, which is the first business day of the following month. The Adviser expects to make Fund investments and redemptions between such re- balancing (due to purchases and redemptions of Fund Shares) on a pro-rata basis so as to maintain the Strategy Model with respect to the percentage of each stock held in the portfolio. The Adviser expects the Fund portfolio to drift marginally from the precise allocation of the Strategy Model between monthly re- balancing, but will attempt to minimize any differences through pro-rata apportionment of interim period purchases and sales.

A list of all Industries and companies in the Fund portfolio as of September 30, 1999 is included at the end of this Prospectus as part of Exhibit A, as well as a list of all Industries analyzed by the Strategy Model from the past 10 years. Exhibit A also sets forth a list of Industries previously included in the Strategy Model, with the dates of inclusion, as well as a list of Industries previously excluded from the Strategy Model which are no longer categorized as separate Industries by Value Line.

The Strategy Model has been tested by comparing its results to publicly available data from the past twelve years, however, there can be no assurance of success with respect to any future performance of the Fund.

The Industry Leaders Fund®, The Industry Leaders Strategy Model™ and Claremont Investment Partners®, L.L.C., have no affiliation with The Value Line Investment Survey®. The Value Line Investment Survey® is a registered trademark of Value Line Publishing, Inc. The Value Line Investment Survey® makes no representation regarding the advisability of investing in the Industry Leaders Fund®.

The Industry Leaders Fund® and The Industry Leaders Strategy Model™ are trademarks of Claremont Investment Partners®, L.L.C.


INVESTMENT POLICIES

Under normal market conditions, at any given time, the Fund will not:

    Invest in debt securities or preferred stocks
    Hedge investments by engaging in speculative asset management, such as short sales, puts, calls, warrants or stock option contracts
    Make Fund portfolio decisions based on short-term performance goals
    Invest "defensively" against particular market or economic conditions, such as shift a substantial portion of Fund portfolio assets to cash or cash equivalents
    Otherwise make investments that are inconsistent with the Fund's principal long term strategy.

The Strategy Model is re-balanced after the last business day of each month and the Adviser re-allocates the Fund portfolio on the basis of any changes in the Strategy Model on the following business day. Due to cash inflows and outflows (primarily from purchases and redemptions of Fund Shares), the Adviser expects the portfolio to drift marginally from the precise allocation of the Strategy Model between monthly reallocations.

The Fund will attempt to remain fully invested, however, it may not always be fully invested for several reasons, including, but not limited to, obtaining economic efficiency with respect to brokerage costs. The Adviser may use short term cash management instruments to temporarily hold uninvested Fund assets.


IMPORTANT RISK CONSIDERATIONS

Investing in the Industry Leaders Fund® involves risks common to the risks of investing in any equity mutual fund:

    The Fund invests in common stocks that may decrease in value. Therefore, the value of your investment in the Fund may also decrease.
    Declines in the market as a whole (i.e., a "bear market"), may cause you to lose some or all of your investment.
    The Fund could lose money if the stocks selected for the Fund's portfolio are experiencing financial difficulty, or are out of favor in the market because of weak performance, poor earnings forecasts, negative publicity or industry- specific market cycles.
    It can take many months or possibly years to recover a loss. Historically, some stock market declines have ended quickly while others have continued for sustained periods of time, as indicated by the following:

Commencement of Market Decline	Period To Recover Loss From Market High
July 1990	1 year
October 1987	18 months
1973	10 years
1929	24 years

    It is impossible to predict either the timing or severity of a downward-trend market.

    Periods of unusually high returns have, historically, increased the risk of stock investing for subsequent periods. The upward trend market (i.e., a "bull market") during the past several years has been an unusual growth period for most major stock market indexes, producing substantial average annual returns. However, these returns may not continue in the future as indicated by recent volatility in most markets.

In addition to risks common to all equity mutual funds, the following risks are particular to investing in the Fund:

    There can be no assurance that the Strategy Model will perform as expected or that the Fund will be successful in replicating the results indicated from comparing its results to publicly available data from the past twelve years.
    The Fund has only a short operating history and therefore a limited past performance record to guide prospective investors in their decision whether or not to invest in Shares of the Fund.


    There is also a risk that the Fund, its service providers and/or exchanges on which stocks of the Fund portfolio trade, could be disrupted by computer systems that cannot accurately process date-related information after December 31, 1999. This failure, often referred to as the "Year 2000 Issue," might adversely affect securities trades, pricing and account servicing for the Fund. The Adviser has taken steps that it reasonably believes will address the Year 2000 Issue. In addition, the Fund's major service providers have informed the Adviser that they have taken similar steps. However, neither the Adviser nor the Fund's service providers can assure that these steps will be sufficient to avoid any adverse effects from the Year 2000 Issue.
    While the Fund believes that most companies in its portfolio will be Year 2000 compliant with respect to their material operations, if a Fund portfolio company's modifications and replaced systems are not made Year 2000 compliant in a timely manner, it could result in a material adverse effect on such company. Additionally, a non-compliant company's products and services as well as the tools it uses to conduct its Year 2000 evaluation, may be dependent on technological components, equipment and software that could have been developed by third parties which may not be Year 2000 compliant. Failure of such third party components, equipment or software to operate properly with regard to the Year 2000 could interrupt ongoing operations or require such company to incur unanticipated expenses to remedy any problems, which could have a material adverse effect on such company's business and operations. As a result, the Fund's portfolio could be adversely affected, thereby reducing the value of an investment in the Fund.

Each prospective investor must assess all of the risks of investing in a stock-based mutual fund in general, and the risks of investing in the Industry Leaders Fund® in particular. It is important that you understand your financial-risk tolerance. The impact of a downward-trend market also depends not only upon the extent of a decline, but also upon your individual time horizon. For example, a downward-trend market may be harder to tolerate if you are retired or nearing retirement. Ask yourself these questions: What can you tolerate to lose? If your investment incurs a loss, how long can you wait for a market rebound? What are your other financial resources?

Investors should remember that an investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the FDIC) or any other private organization or government agency. As a result, investment losses are not covered by any kind of insurance.


HYPOTHETICAL PERFORMANCE OF
THE INDUSTRY LEADERS STRATEGY MODEL™

The following graph and table compares the actual performance of the Standard and Poor's Barra Value Index® ("S&P Barra Value"), with the hypothetical results of the Strategy Model (minus fees and expenses related to operation of the Fund) for various historical periods (as indicated in the graph and table below). Total returns of the Strategy Model are returns on a hypothetical portfolio composed of stocks selected by the Strategy Model and re- balanced monthly. Although the Fund will attempt to remain fully invested, the Adviser expects that up to 2% of Fund assets may at times be held in short term instruments for cash management purposes. These cash management purposes primarily address aggregating portfolio purchases to obtain efficiency in brokerage costs and/or honoring redemption requests without liquidating stock holdings. As all Fund expenses are paid by the Adviser and not out of Fund assets (except for the Fund's Rule 12b-1 Distribution Plan and the Management Fee), the Adviser believes that carrying a maximum of 2% of assets in cash at any given time will be reasonably sufficient to satisfy the Fund's cash management needs while maintaining the Fund portfolio's balance with the Strategy Model. The effects on Strategy Model returns of such cash management have been taken into account in calculating hypothetical performance of the Strategy Model in the table below by reference to the federal funds rate for each period shown, less a discount of 0.001% which is the approximate commercially available rate of return which the Fund could have expected to receive during the periods shown and which the Fund reasonably expects to receive on cash assets in the foreseeable future, however, there can be no assurance in this regard.

All returns of the Strategy Model contained in the chart below are net of all deductions for Fund operating expenses (0.95% for Class D Shares and 0.70% for Class I Shares) which would have been incurred by Shareholders during the periods presented. The chart reflects continued investment, reinvestment of dividends and other earnings, without redemptions.

The S&P Barra Value is an index that has no costs or expenses of operation, however, its total return amounts reflect reinvestment of dividends for purposes of general comparison to the Strategy Model. Of course, past hypothetical results of the Strategy Model do not necessarily indicate future performance of the Strategy Model or earnings of the Fund.

Prospective investors should note that during the periods shown below, large capitalized stocks in general have experienced substantial price appreciation.

The performance results of the Strategy Model are hypothetical and should not be considered predictive of the investment expertise of the Adviser. The Adviser has not managed money according to the Strategy Model during the period shown and no investments using clients assets were made in connection with the retroactive application of the back-tested Strategy Model which was developed with the benefit of retrospective trial and analysis. The performance information was compiled after the end of the periods depicted and does not represent actual investment decisions of the Adviser.


Comparative Hypothetical Total Return Performance of
The Industry Leaders Strategy Model™

Please note that the hypothetical returns below are derived only from testing the Strategy Model and do not represent actual trading or actual returns on investments

	Strategy Model		S&P Barra Value
Period	Class D	Class I	Index
1 Year 12/31/97-12/31/98	21.69%	22.01%	13.83%
3 Years 12/31/95-12/31/98	97.17%	98.64%	76.82%
5 Years 12/31/93-12/31/98	172.17%	175.53%	132.19%
10 Years 12/31/88-12/31/98	409.38%	421.96%	338.27%
12 Years 12/31/86-12/31/98	498.87%	516.66%	452.87%

Please note that past hypothetical results of the Strategy Model do not necessarily indicate future performance or earnings of the Fund.


MANAGEMENT OF THE FUND

Investment Adviser

Claremont Investments Partners® L.L.C. is the Adviser to the Fund. The Adviser manages the Fund's investments and business affairs subject to the supervision of the Fund Board of Trustees. The Adviser is a registered investment adviser. The Adviser offers investment advisory services to clients other than the Fund.

The Adviser began conducting business in 1996. Since then, its principal business has been the development of the Strategy Model. The Adviser has not previously advised or managed a mutual fund. The Adviser's principal address is 104 Summit Avenue, P.O. Box 80, Summit, New Jersey 07902-0080.

Advisory Management Fees

As an annual management fee, the Fund pays the Adviser 0.70% of the Fund portfolio's average daily net asset value, computed daily and payable monthly. Except for management fees and Class D distribution fees which are discussed under "Distribution Arrangements" below, the Adviser pays for all of the costs and expenses related to operation of the Fund.

Chief Executive Officer

The CEO of the Adviser and of the Fund is Barry F. Sullivan. Mr. Sullivan currently serves as Vice Chairman of Sithe Energies, Inc. and also serves on the Boards of Directors of Merrill Lynch International Bank and The Guardian Life Insurance Company of America. Mr. Sullivan has served as Chairman and CEO of First Chicago Corporation, the parent company of First National Bank of Chicago. Mr. Sullivan served in various executive capacities at Chase Manhattan Bank, N.A., including Executive Vice President and Member of the Management Committee, from June 1957 through 1980. Mr. Sullivan served as an active member of the Board of Trustees of the University of Chicago from August 1980 to June 1995, and was Chairman of the Board of Trustees from July 1987 to April 1991. Mr. Sullivan also served as Chief Operating Officer of the New York City Board of Education from October 1994 to October 1995, and as Deputy Mayor for The City of New York from May 1992 through December 1993. From January through October 1994, Mr. Sullivan served as President and Chief Executive Officer of the New York City Partnership in conjunction with the Chamber of Commerce. Mr. Sullivan graduated from Columbia University and obtained an M.B.A. from the University of Chicago Graduate School of Business. Mr. Sullivan is presently a candidate for a Ph.D. from Fordham University. Mr. Sullivan holds honorary doctoral degrees awarded by De Paul University and the University of Chicago. Barry F. Sullivan is the father of the Portfolio Manager, Gerald P. Sullivan.


Portfolio Manager

The Adviser's portfolio manager for the Fund is Gerald P. Sullivan. Mr. Sullivan, President of the Adviser and the Fund, has been associated with the Adviser since 1996. Previous to that he was a Vice President of First Fidelity Bancorporation, a Managing Director of Hilliard Farber & Co., and a Management Analyst for The Atlanta Committee for the Olympic Games. Mr. Sullivan obtained his undergraduate degree from Columbia University and holds an M.B.A. from the University of Chicago Graduate School of Business.

Board of Trustees and Officers
Name, Age and Principal Business Address	Position(s) With the Trust	Principal Occupation During Past 5 Years
Barry F. Sullivan*age 69 Claremont Investment Partners 104 Summit Ave. - Box 80 Summit, NJ 07902-0080	Chief Executive Officer and Trustee

Chief Executive Officer, Claremont Investment Partners (9/98 - Present);
Vice Chairman, Sithe Energies, Inc. (independent power producer; 11/95- present);
Chief Operating Officer, New York City Board of Education (10/94 - 10/95);
President & CEO, New York City Partnership (Chamber of Commerce organization; 1/94-10/94);
Deputy Mayor for Finance/Economics, City of New York (5/92-12/93)

Gerald P. Sullivan* age 39 Claremont Investment Partners 104 Summit Ave. - Box 80 Summit, NJ 07902-0080	President and Trustee

President, Claremont Investment Partners (2/96 - present)
Vice President, First Fidelity Bancorporation (6/95-2/96)
Managing Director, Hilliard Farber & Co. (7/93-6/95)
Senior Management Analyst, Atlanta Committee for the Olympic Games (6/92- 7/93)

Mark S. Kaufmann* age 67 Kaufmann and Partners, LLC 712 Fifth Avenue, 22nd Floor New York NY 10019	Chairman, Board of Trustees	1996 - Present: Chairman, Kaufmann and Partners LLC (Financial Consulting); 1973-1996: Senior Vice President Chase Manhattan Corporation and Chase Manhattan Bank, N.A. (Corporate Development)
Seth H. Dubin, age 66 Satterlee, Stephens, Burke & Burke 230 Park Ave New York, NY 10169	Trustee	Partner, Satterlee Stephens Burke & Burke LLP (Attorneys-at-Law)
Robert Lichten, age 60 Inter-Atlantic Group 712 Fifth Ave 22nd floor New York, NY10019	Trustee	Principal, Inter-Atlantic Group (Financial Services)
Fred B. Tarter, age 56 210 E. 39th St. New York, NY 10016	Trustee	President and Publisher, Stage Bill LLC
Thomas Volpe, age 64 Senior Vice President The Interpublic Group of Companies, Inc. 1271 Avenue of the Americas New York, NY 10020	Trustee	Senior Vice President, The Interpublic Group of Companies, Inc.
Travis L. Gering, age 42 Wuersch & Gering LLP 11 Hanover Square 21st Floor, New York, NY 10005	Secretary, General Counsel	Attorney

*Designates a Trustee who is an "interested person" of the Trust within the meaning of the 1940 Act.


SHAREHOLDER INFORMATION

How the Fund's Shares are Priced

The net asset value ("NAV"), multiplied by the number of Fund Shares you own, gives you the value of your investment.

The Fund calculates the NAV each business day, as of the close of the New York Stock Exchange, which is normally 4:00 p.m. Eastern Time. Any Shares that you purchase or redeem are valued at the next share price calculated after the Fund receives your investment instructions. A business day is a day on which the NYSE is open for trading.

The Fund calculates the NAV by adding up the total value of the Fund's investments and other assets, subtracting Fund liabilities, and then dividing that figure by the number of the Fund's outstanding Shares. The value of an investment in a mutual fund is based upon the NAV determined by that mutual fund. The following formula expresses the NAV on a per share basis:

Total Assets Less Liabilities
NAV	=	-------------------------------------
Number of Shares Outstanding

You can find the NAV of most mutual funds every day in The Wall Street Journal and other newspapers. However, newspapers do not normally publish information about a particular mutual fund until it has a minimum number of shareholders or minimum level of assets. In the event you redeem Shares, any applicable redemption fees are subtracted from your account after calculation of the NAV.

The Fund's investments are valued based on market price. If market quotations are not readily available, the Fund's investments will be valued based on fair value as determined in good faith by the Fund's board.


DISTRIBUTION ARRANGEMENTS

Distribution Plan

On behalf of the Class D Shares, the Fund has adopted a distribution plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940, as amended. Under the Distribution Plan, the Fund is authorized to pay a fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class D Shares.

Payments made pursuant to the Distribution Plan will be made to securities dealers, financial services organizations and/or other parties (each, a "Distribution Organization") for the following purposes: (i) providing distribution assistance relating to the sale of Class D Shares and (ii) paying for promotional activities intended to result in the sale of Class D Shares, such as the preparation, printing and distribution of prospectuses to other than current Fund Shareholders. The fee paid to a Distribution Organization may exceed the actual costs incurred by such organization in connection with the provision of distribution services. From time to time, a Distribution Organization may voluntarily reduce all or a portion of its fee under the Distribution Plan to increase the net income of the Class D Shares available for distribution as dividends. A Distribution Organization may not seek reimbursement of such reduced fees after the end of the fiscal year in which its fees were reduced. The voluntary reduction of any Distribution Organization's fee will cause the total return of the Class D Shares to be higher than it would otherwise be in the absence of such a fee reduction. Because Distribution Plan fees are paid out of the Fund's assets on an on-going basis, these fees will increase the cost of Class D share investment and may cost you more than paying other types of sales charges.

Redemption Fees

The Fund incurs brokerage fees in connection with its portfolio transactions. Short-term "market timers" who engage in frequent purchases and redemption of Fund Shares can disrupt the Fund's investment program and create additional transaction costs that all Shareholders must bear. If you sell your Class D Shares within six months of purchase, you will pay a redemption fee to the Fund to help offset such transaction costs. Redemption fees are charged at a percentage of an amount equal to the lesser of the net asset value at the time of purchase of the Shares being redeemed or the net asset value of such Shares at the time of redemption. The redemption fee calculations are made in the manner that results in the lowest possible charge being assessed. The Fund will use the "first-in, first-out" method to determine the holding periods. The date of the redemption will be compared with the earliest purchase date of Shares held in the account. In this regard, it will be assumed that the redemption is first of Shares held for more than six months or Shares acquired pursuant to reinvestment of dividends or distributions. You will pay a redemption fee if this holding period is less than six months for Class D Shares.


HOW YOU CAN INVEST WITH THE INDUSTRY LEADERS FUND®

This section tells you how to open an account and how to buy Shares after your account is open. Below is a description of the minimum investment requirements for the Fund, expenses and sales charges applied to each Class of Shares, and the procedures to follow if you decide to buy Shares of the Fund. Please read the entire Prospectus carefully before buying Shares of the Fund.

Investors choosing to purchase or redeem their Shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem Shares directly from the Fund will not incur charges on purchases or redemptions (except for Class D Share redemptions within six months of the date of purchase).

How To Buy Shares

    Advised and Self Directed Purchases: You may invest in Class D Shares by opening an account directly with the Fund. To do this, simply complete and return an Industry Leaders Fund® application with proper payment.
    Institutional Purchases: Institutions may invest directly in Class I Shares. To do this, simply complete and return an Industry Leaders Fund® account application. Wire instructions will be provided to you upon establishment of the account.
    Purchases Through Mutual Fund Vendors: You may be able to invest in the Fund through third-party mutual fund vendors, such as mutual fund supermarkets or no-transaction fee programs that make available Fund Shares. To the extent investments of individual investors are aggregated into an omnibus account established by a mutual fund vendor, the Fund account minimums apply to the vendor's omnibus account, not to the account of the individual investor. As a result, mutual fund vendors may be able to offer prospective investors lower minimum investment access to the Fund. Please contact your mutual fund vendor directly for information on how to invest in the Fund through their services, or for a referral to a mutual fund vendor, contact the Fund toll-free at (877) 280- 1952.

Minimum Investments:

    Direct Purchase Class D Shares: $10,000 minimum initial investment ($5,000 for qualified retirement accounts, which are described below) and minimum subsequent investments of $100.
    Direct Purchase Class I Shares: $500,000 minimum initial investment and minimum subsequent investments of $100.
    Purchases Through Mutual Fund Vendors: As discussed above, mutual fund vendors may be able to offer lower minimum investment access to prospective Fund investors. Please contact your mutual fund vendor directly for information concerning their respective minimum investment requirements.


Purchase Class D Shares By Mail

You can purchase Class D and Class I Shares by mail. For an initial purchase, please complete a Fund application. Please be sure to indicate the Share Class into which you intend to invest. Enclose a check for at least the minimum investment amount of the Class you wish to purchase (Class D: $10,000; Class I $500,000) made out in the full name of the Fund and the Share Class in which you are investing (for example, "The Industry Leaders Fund, Class D") and addressed to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail: Industry Leaders Fund c/o Unified Fund Services, Inc. P.O. Box 6110 Indianapolis, IN 46204-6110	Overnight Delivery Services: Industry Leaders Fund c/o Unified Fund Services, Inc. 431 North Pennsylvania Street Indianapolis, IN 46204

Your purchase of Shares of the Fund will be effected at the next Share price calculated after receipt of your investment.

For additional share purchases by mail, please make a check payable to the full name of the Fund and the Share Class in which you are investing. Additional purchases must be for at least $100. Be sure to write your account number on the check as well.

Purchase Shares By Wire

To open a new account by wire, please call the Fund toll free at (877) 280-1952. A representative will assist you to obtain an account application by fax (or mail), which must be completed, signed and faxed (or mailed) to the Fund before payment by wire may be made.

The order is considered received when the Fund's custodian bank (the "Custodian") receives payment by wire. However, the signed and completed original account application must be mailed to the Fund on the same day the wire payment is made. See "Opening an Account -- By Mail" above. The Fund will not permit redemptions until the Fund receives the application in proper form. Third party financial institutions may charge a fee for wire transfers.


Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge Shareholders for this service is reserved by the Fund.

To purchase additional Class D or Class I Shares by wire transfer, you must have an existing account which has been previously established. In order to ensure that wire orders are invested promptly, investors must call the Fund at (877) 280-1952 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information. Be sure to have the wiring bank include your current account number and the name in which your account is registered.

Investment Restrictions

The Fund reserves the right to reject any order for the purchase of its Shares in whole or in part, including (a) purchase orders made with foreign checks and third party checks not originally made payable to the order of the investor and (b) orders that are reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the investor. Additionally, the Fund reserves the right to suspend the offering of its Shares. The Fund does not currently provide for exchange privileges between different classes of the Fund.


HOW TO REDEEM YOUR SHARES

This section explains how you can sell your Fund Shares.

Redeem By Mail

Write a letter to the Fund, stating your account registration, your account number, the Fund Class you wish to redeem, and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption", if you wish to sell all of your investment in the Fund). Make sure all the account owners sign the request. You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire (a wire requires a $5,000 minimum).

For mailed redemption requests over $5,000 a signature guarantee is required. You can obtain a signature guarantee from an eligible guarantor institution, as detailed below under the caption, "Signature Guarantees."

Redeem By Telephone

The Fund makes telephone privileges available to you automatically unless you specifically decline them on your application or subsequently in writing. Telephone redemptions must be for at least $100. Be prepared to provide your account number, taxpayer identification number (social security number) and other personal identification information. Unless you have instructed otherwise, only one account owner needs to call in redemption requests. You may request that redemption proceeds be sent electronically directly to a domestic commercial bank account previously designated by you on the Account Registration Form or mailed directly to your address of record. A wire transfer requires a $5,000 minimum. All proceeds from telephone redemptions may be delivered only to the address of record for such account. The Fund will not be liable for any losses incurred if it follows telephone instructions which it reasonably believes are genuine.

The Fund will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Fund or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number, requesting additional personal identification information, and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary conditions, Fund Shareholders are unable to effect telephone transactions, Fund Shareholders may also fax and/or mail the redemption request to the Fund at the address shown on the front page of this Prospectus.


Redemption Payment Policies

Under most circumstances, redemption payments will be transmitted on the next business day following receipt of a valid request for redemption. Although it is not the Fund's policy to delay redemption payments, the Fund reserves the right to delay payment of a redemption for up to five business days. The Fund may also delay payment of redemptions under extraordinary circumstances or as the Securities and Exchange Commission permits in order to protect remaining Fund Shareholders.

Although no fees are currently in effect for wiring funds, the Fund reserves the right to pass through to Fund Shareholders any third-party surcharges incurred by the Fund.

The Fund does not provide for waiver of any fees in connection with re- investments in the Fund after redeeming Shares.

Changes in Account Address of Record

To change an account address of record, the account holder must make a written request to the Fund. Such request must contain a signature guarantee, as detailed below.

Signature Guarantees

For purposes of the Fund's policy on signature guarantees, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Fund reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The Fund does not accept notarized signatures.

Redemption Through Mutual Fund Vendors

If you purchased your Fund Shares through a third-party mutual fund vendor, please contact your vendor directly for information on how to redeem your Fund Shares.


SPECIAL SERVICES

The Fund has certain programs to help you to purchase or redeem Shares conveniently each month.

Systematic Investment Program: You may automatically buy additional Fund Shares each month with a minimum purchase of at least $100. Money from your linked bank account can, each month, be automatically transferred to purchase additional Fund Shares. The Fund will transfer the amount on or about the day you specify, or on or about the 20th of each month if you have not specified a day. If you wish to change or add linked accounts, please call the Fund toll- free at (877) 280-1952.

Systematic Withdrawal Program: The Fund can automatically redeem enough Shares to equal a specified dollar amount of at least $100, on or about the fifth business day prior to the end of each month, and either send you the proceeds by check or transfer them into your linked bank account. In order to set up a Systematic Withdrawal Program, you must:

    Have a Fund account valued at $25,000 or more
    Have distributions reinvested
    Not simultaneously participate in the Fund Systematic Investment Program.

Once the Fund has received your instructions, it generally takes about ten business days to set up either of the automatic plans. It generally takes the Fund about five business days to change or cancel participation in either plan. The Fund automatically cancels your program if the linked account you have specified is closed.

Retirement Plans: Since the Fund is oriented to longer term investments, Shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Consultation with an attorney or tax professional regarding these plans is advisable. Custodial fees for an IRA will be paid by the Shareholder by redemption of sufficient Shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. To obtain more information regarding details of about these plans, the IRA custodial fees and the steps required to roll-over an existing IRA account or open a new retirement plan account, please call the Fund toll free at (877) 280- 1952.


DIVIDENDS AND DISTRIBUTIONS

Dividend and Capital Gain Distribution Options

The Fund passes along to your account your share of investment earnings in the form of dividends. Fund dividend distributions are the net dividends earned on investments after Fund expenses. The Fund will at least annually declare and pay dividends from its net investment income and distribute any net capital gains obtained through Fund investment transactions.

You may select one of the following ways for the Fund to make your distributions:

  Automatic Reinvestment Option: You may automatically buy new Shares of your Fund class. The new Shares are purchased at NAV generally on the day the income is paid. This option is implemented automatically for your Fund account unless you instruct the Fund otherwise.
  Direct Deposit Option: You may have your dividends and capital gains deposited into any bank account you link to your Fund account if it is part of the ACH system. If your specified bank account is closed, the Fund will automatically reinvest your distributions.
  Check Payment Option: You may receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature-guaranteed instructions. If checks remain uncashed for six months, or the Post Office cannot deliver them, the Fund will automatically reinvest your distributions.

You may change your distribution option at any time by calling or writing to the Fund. The Fund must receive any change five business days (ten business days for electronic fund transfers) prior to a dividend or capital gain distribution payment date, in order for the change to be effective for that payment.


TAXES

The Fund intends to continue to qualify as a regulated investment company. This status exempts the Fund from paying federal income tax on the earnings or capital gains it distributes to its Shareholders.

In general, your investment in the Fund will be subject to the following tax consequences:

  Ordinary dividends received by the Fund and passed through to Shareholders are taxable as ordinary income (you are subject to taxation on automatically reinvested dividends, as well as on dividends which are distributed in cash).
  Dividends from the Fund's capital gains are taxable as capital gain (which may be taxed at different rates depending on the length of time the Fund holds its assets).
  Dividends may also be subject to state and local taxes.
  Certain dividends paid to you in January will be taxable as if they had been paid the previous December.
  After the end of each calendar year, you will receive a statement (Form 1099) of the federal income tax status of all dividends and other distributions paid (or deemed paid) during the year.
  When you sell (i.e., redeem) Shares of the Fund, you will be subject to taxation for any gain or loss.

For the foregoing reasons, you should keep all of your Fund statements for accurate tax-accounting purposes.

The tax information above is for your general information. A more detailed discussion of federal income tax considerations may be found in the Fund's Statement of Additional Information. The foregoing information is not intended to provide complete tax planning advice. Please consult with your own tax professional prior to investing in the Fund.


Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the period of operation from the date of inception, March 17, 1999 to the end of the Fund's fiscal year, June 30, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McCurdy & Associates CPA's, Inc. of Westlake Ohio, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available without charge from the Fund upon request.

For the period March 17, 1999

(Commencement of Operations) to June 30, 1999

Class D Shares

Selected Per Share Data

Net asset value, beginning of period $ 10.00

Income from investment operations

Net investment income 0.03

Net realized and unrealized gain 0.74

Total from investment operations 0.77

Net asset value, end of period $ 10.77

Total Return (b) 7.70%

Ratios and Supplemental Data

Net assets, end of period (000) $1,130

Ratio of expenses to average net assets 0.95% (a)

Ratio of net investment income to average net assets 0.84% (a)


Portfolio turnover rate 64.93%

(a) Annualized

(b) For periods of less than a full year, total returns are

not annualized.

Class I Shares

Selected Per Share Data

Net asset value, beginning of period $ 10.00

Income from investment operations

Net investment income 0.04

Net realized and unrealized gain 0.73

Total from investment operations 0.77

Net asset value, end of period $ 10.77

Total Return (b) 7.70%

Ratios and Supplemental Data

Net assets, end of period (000) $1,624

Ratio of expenses to average net assets 0.70% (a)

Ratio of net investment income to average net assets 1.39%% (a)

Portfolio turnover rate 64.93%

(a) Annualized

(b) For periods of less than a full year, total returns are

not annualized.


Exhibit A
Industry Leaders Strategy Model™

List of Companies Included in the Strategy Model as of September 30, 1999
Industry	Company	Portfolio Percentage

Advertising	Interpublic Group Cos. Inc.	0.137%
Aerospace/Defense	Boeing Co.	1.361%
Air Transport	AMR Corp/Del	0.992%
Apparel	V F Corp.	0.311%
Auto & Truck	Ford Motor Company	1.547%
Auto Parts OEM	Magna International Inc.	0.509%
Auto Parts Replacement	Genuine Parts Co.	0.120%
Auto Parts Replacement	Tenneco Inc. (New)	0.120%
Bank	Bank One Corp.	2.055%
Bank	Bank of America Corp.	2.250%
Bank	Chase Manhattan Corp.	2.250%
Bank	Wells Fargo Company	2.055%
Beverage (Alcoholic)	Seagram Co. Ltd.	0.670%
Beverage (Soft Drinks)	Coca-Cola Co.	0.710%
Building Materials	Masco Corp.	0.267%
Cable TV	Comcast Corp.	0.119%
Cement & Aggregates	Lafarge Corp.	0.188%
Chemical - Basic	Du Pont (E.I.) de Nemours	0.944%
Chemical Diversified	Minnesota Mining & MFG Co.	0.820%
Chemical Specialty	Praxair IncRohn & Haas Co..	0.751%
Computer and Peripherals	Internat'l Business Mach. Corp.	1.680%
Computer and Peripherals	Hewlett-Packard CO.	1.680%
Computer Software & Services	Electronic Data Systems	0.117%
Computer Software & Services	Microsoft Corp.	2.250%
Diversified	Tyco International Ltd.	1.880%
Industry	Company	Portfolio Percentage
Drug	Merck & Co., Inc.	2.250%
Drug	American Home Products Corp.	0.411%
Drugstore	Walgreen Co.	0.348%
Educational Services	Sylvan Learning Systems Inc.	0.047%
Electric Utility Central	Texas Utilities Co.	2.156%
Electric Utility East	Southern Co.	2.250%
Electric Utility East	Duke Energy Corp.	0.512%
Electric Utility West	P G & E Corp.	1.089%
Electrical Equipment	General Electric Company	2.119%
Electronics	Harris Corp.	0.260%
Electronics	Solectron Corp.	0.260%
Entertainment	Disney (Walt)	2.250%
Entertainment	Viacom Inc.	0.096%
Environmental	Waste Management Inc.	0.373%
Financial Services	Citigroup Inc.	2.250%
Financial Services	Loews Corp.	1.292%
Food Processing	Unilever N.V.	1.794%
Food Wholesalers	Sysco Corp.	0.160%
Furniture/Home Furnishings	Leggett & Platt Inc.	0.200%
Gold/Silver Mining	Barrick Gold Corp.	0.280%
Grocery Store	Albertson's Inc.	0.619%
Healthcare Information System	IMS Health Inc.	0.059%
Home Appliance	Whirlpool Corp.	0.122%
Homebuilding	Centex Corp.	0.265%
Hotel/Gaming	Hilton Hotels Corp.	0.504%
Household Products	Procter & Gamble Co.	0.788%
Industrial Services	Autonation Inc.	0.706%
Insurance - Life	AXA Financial Inc.	1.155%
Insurance - Property & Casualty	Allstate Corp.	2.250%
Insurance - Property & Casualty	Berkshire Hathaway Inc.	2.250%
Industry	Company	Portfolio Percentage
Insurance - Property & Casualty	CNA Financial Corp.	0.089%
Insurance Diversified	American International Group	2.165%
Internet	Excite@Home.	0.565%
Machinery	Caterpillar Inc.	1.178%
Manufactured Housing / RV	Clayton Homes Inc.	0.105%
Maritime	Overseas Shipholding Group	0.054%
Medical Services	Aetna Inc.	1.690%
Medical Supplies	Johnson & Johnson	1.831%
Metal Fabricating	Illinois Tool Works	0.292%
Metals & Mining	Alcoa Inc.	0.743%
Natural Gas Distribution	Keyspan Energy Corp.	0.425%
Natural Gas Diversified	Enron Corp.	1.109%
Newspaper	Gannett Co. Inc.	0.595%
Office Equipment & Supply	Xerox Corp.	0.597%
Oilfield Services	Schlumberger Ltd.	1.097%
Packaging & Container	Crown Cork & Seal Co. Inc.	0.388%
Paper & Forest Products	International Paper Co.	1.551%
Petroleum Integrated	Exxon Corp.	2.250%
Petroleum Integrated	Royal Dutch Petroleum Company	2.250%
Petroleum Integrated	Mobil Corp.	1.115%
Petroleum Producting	Burlington Resources Inc.	0.327%
Precision Instrument	Eastman Kodak Co.	0.381%
Publishing	McGraw-Hill Companies Inc.	0.227%
Railroad	Burlington Northern/Santa FE	1.173%
Recreation	Carnival Corp.	0.583%
REIT	Equity Residential Props TR	0.726%
Restaurant	McDonald's Corp.	0.613%
Retail Building Supply	Home Depot Inc.	0.540%
Retail Special Lines	Toys R Us Inc.	1.087%
Retail Store	Wal-Mart Stores, Inc.	2.250%
Industry	Company	Portfolio Percentage
Retail Store	Penney (J.C.) Co.	0.232%
Securities Brokerage	Morgan Stanley Dean Witter & Co.	1.859%
Semiconductor	Intel Corp.	2.194%
Semiconductor Capital Equip.	Applied Materials Inc.	0.207%
Shoe	Nike Inc.	0.170%
Steel (Integrated)	USX-U.S. Steel Group Inc.	0.204%
Steel General	Nucor Corp.	0.217%
Telecommunications Equipment	Lucent Technologies Inc.	1.139%
Telecommunications Service	AT&T Corp.	2.250%
Telecommunications Service	Bell Atlantic Corp.	2.250%
Telecommunications Service	MCI WORLDCOM Inc.	2.250%
Telecommunications Service	SBC Corporation	0.867%%
Textile	Springs Industries Inc.	0.109%
Thrift	Fannie MAE	1.657%
Tire & Rubber	Goodyear Tire & Rubber Co.	0.191%
Tobacco	Philip Morris Companies Inc.	0.707%
Toiletries/Cosmetics	Gillette Company	0.201%
Trucking & Transport Leasing	Hertz Corp.	0.304%
Water Utility	American Water Works Inc.	0.100%


Exhibit A
Industry Leaders Strategy Model™
(continued)

2. List of Industries Previously Included in the Strategy Model with dates of inclusion.

Broadcasting Cable TV (December 1986 to June 1996)

Coal/Alternative Energy (December 1986 to August 1999)

Metals & Mining (Industrial) (December 1986 to December 1993)

Real Estate (December 1986 to June 1993)

Toy & School Supplies (December 1986 to November 1993)

Machine Tool (December 1986 to April 1996)

Machinery (Construction & Mining) (December 1986 to January 1997)

Beverage (December 1986 to April 1991)

Specialty Steel (December 1986 to February 1994)

Bank Southwest (December 1986) (aggregated with Strategy Model analysis of all Banks for December 1986)

Bank Texas (January 1987 to March 1988) (aggregated with Strategy Model analysis of all Banks for January 1987 to March 1988)

3. List of Industries excluded at all times from the Strategy Model which no longer exist as separately categorized Industries.

Investment Company

European Diversified

Gold/Diamond (South Africa)

Japanese / Australian Diversified

Japanese Diversified


GLOSSARY OF TERMS

Adviser Claremont Investment Partners, L.L.C.®

Bear Market Prolonged period of falling stock prices.

Bull Market Prolonged period of rising stock prices.

Capital Appreciation Growth of an investment.

Common stock Units of ownership of a public corporation, also referred to as common equity.

Common stockholders' equity A company's total assets minus its total liabilities (including preferred stock and minority interests).

Defensive Investing Shift of portfolio assets during periods of market and/or economic uncertainty.

Diversified The spread of risk by investing in more than one industry category.

Equity securities Units of ownership of a public corporation.

Fund The Industry Leaders Fund®.

Large Value A portfolio of companies having a median market capitalization similar to the Standard & Poor's 500 Index but with lower price-earnings and price-book ratios.

Minority Interest On the consolidated balance sheets of companies whose subsidiaries are not wholly owned, the minority interest is shown as a separate equity account or as a liability of indefinite term. On the income statement, the minority's share of income is subtracted to arrive at consolidated net income.

Market Timing Speculative investment strategy based on prediction of future movement of the stock market.

NAV Net asset value.

Offering price The price at which Fund Shares are sold.

Open End Mutual Fund A mutual fund which stands ready to redeem (buy back) its shares from investors.

Portfolio Combined holding of more than one investment.

SAI Statement of Additional Information.

Strategy Model The Industry Leaders Strategy Model™, a proprietary portfolio allocation and stock selection model developed and owned by the Adviser.

Value Line Investment Survey® Independent investment advisory service that analyzes approximately 1700 companies.

Year 2000 Issue Concern that computer systems cannot accurately process date-related information after December 31, 1999.


(Page Left Intentionally Blank)


ADDITIONAL INFORMATION

The Industry Leaders Fund® is an open-end, diversified mutual fund which serves direct, advised, and institutional investors. The Industry Leaders Fund® seeks long-term capital appreciation through a proprietary method of investing in the common stocks of companies having the highest common stockholders' equity in their respective industries.

To request additional information about the Fund, contact your financial adviser or contact the Fund by mail, telephone or the internet:

The Industry Leaders Fund®

104 Summit Avenue - Box 80
Summit, New Jersey 07902-0080

Toll Free: (877) 280-1952

http://www.industry-leaders.com

The Statement of Additional Information (the "SAI") and the Annual and Semi- Annual reports provide a more complete discussion of certain matters contained in this Prospectus. In the Fund's Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Securities and Exchange Commission (the "SEC") allows the Fund to "incorporate by reference" information the Fund files with the SEC, which means that the Fund can make important disclosures by referring you to those documents. The information incorporated by reference is an important part of this Prospectus, and information that the Fund later files with the SEC will automatically update and supersede this information. This Prospectus incorporates by reference the SAI. Information on how to obtain a copy of the SAI is set forth below.

  You may obtain a free copy of the SAI and the current annual or semi-annual reports, by contacting the Fund as set forth above.
  You may also obtain copies of the SAI or financial reports for free by calling or writing your Authorized Securities Dealer.
  You may review the SAI and/or other reports at the Public Reference Room of the Securities Exchange Commission, 450 Fifth Street, N.W., Washington, D.C.
  Information on the operation of the Securities Exchange Commission's public reference room may be obtained by calling the Commission at 1-800-SEC-0330.
  You may obtain copies of the Fund's prospectus, the SAI and the financial reports for a fee by calling or writing the SEC's Public Reference Room at the SEC's address or phone number listed above, or without a fee by visiting the SEC's Worldwide Web site at http://www.sec.gov.

INDUSTRY LEADERS FUND®

104 Summit Avenue - Box 80
Summit, New Jersey 07902-0080

Toll Free: (877) 280-1952

STATEMENT OF ADDITIONAL INFORMATION

December 31, 1999

This Statement of Additional Information, which should be kept for future reference, is not a prospectus and should be read in conjunction with the Industry Leaders Fund® Prospectus, dated December 31, 1999 (the "Prospectus"). The Prospectus can be obtained without cost by contacting your financial adviser or by calling the Fund toll-free at (877) 280-1952, or by writing to the Fund at the address referenced above. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. This Statement of Additional Information is intended to provide you with further information about the Fund.

INVESTMENT ADVISER

Claremont Investment Partners, L.L.C.

DISTRIBUTOR

Unified Management Corporation

ADMINISTRATOR

AmeriPrime Financial Services, Inc.

TRANSFER AGENT and FUND ACCOUNTING

Unified Fund Services, Inc.

CUSTODIAN

UMB Bank, N.A.

INDEPENDENT ACCOUNTANTS

McCurdy & Associates CPA's, Inc.

COUNSEL

Wuersch & Gering, LLP

TABLE OF CONTENTS

Overview of the Statement of Additional Information 3

Investment Objectives and Policies 3

Fundamental Investment Restrictions 4

Non-Fundamental Investment Restrictions 5

Instruments in which the Fund Can Invest 5

Domestic Common Stocks 5

Foreign Company Stocks 5

Net Asset Valuation 6

Performance Information 7

Average Annual Total Return 7

Cumulative Total Return 8

Comparative Performance Information 8

Additional Purchase and Redemption Information 10

Distributor Concessions and Dealer Reallowances 10

Additional Dividend And Distribution Information 11

Taxes 11

Subchapter M 11

Diversification 12

Excise Tax 12

Treatment of Capital Gains 12

Taxation of Fund Shareholders 13

Distribution of Capital Gains 13

Distribution of Foreign Source Income 13

Distribution of Tax Exempt Interest Income 13

Treatment of Distributions 13

Timing of Distributions 13

Shareholder Purchases before a Distribution 14

Dividends Received Deduction 14

Alternative Minimum Income Tax Considerations 14

Additional Withholding Requirements 14

Sale or Redemption of Shares 14

Foreign Shareholders 15

Additional Tax Considerations 15

Trustees and Officers of The Fund 16

Control Persons and Principal Holders of Securities 18

Investment Management and Other Services 19

Portfolio Transactions and Brokerage 19

Distributor 20

Administrator 21

Transfer Agent and Fund Accounting Services 22

Distribution Plan 22

Fund Custodian 24

The Year 2000 Issue 24

Independent Accountants 25

Legal Counsel 25

Fund Expenses 25

Description of Fund Shares 26

Shareholder and Trustee Liability 27

Financial Statements 28

Registration Statement 46

<PAGE 2>

OVERVIEW OF THE STATEMENT OF ADDITIONAL INFORMATION

The Industry Leaders Fund® (the "Trust") is a diversified, open-end management investment company. The Trust is organized as a Delaware business trust which was formed on December 13, 1995. The Trust consists of a diversified fund (the "Fund") of units of beneficial interest ("Shares" and the holders thereof, "Shareholders"). The Fund has two classes of Shares: Class D Shares and Class I Shares. The outstanding Shares of all classes represent interests in the Fund investment portfolio. This SAI relates to all Shares of the Fund. Some of the information contained in this SAI explains in further detail subjects which are discussed in the Prospectus. Capitalized terms not otherwise defined herein are used as defined in the Prospectus. You should carefully read the Prospectus before investing in the Fund.

If you have any questions or comments prior to investing in the Fund, please do not hesitate to call the Fund toll-free at (877) 280-1952.

INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objectives, policies and permitted investments are described in the Prospectus under the headings "Overview of Industry Leaders Fund®", "Principal Investment Objectives", "Investment Strategy", "Investment Policies" and "Important Risk Considerations." Set forth below is additional information with respect to the Fund's investment policies. The Fund's investment objective is fundamental and may not be changed without a vote of the holders of a majority of the Fund's outstanding voting securities, as described below. There can be no assurance that the Fund will achieve its investment objective. Except for the fundamental investment restrictions set forth below, the policies of the Fund may be changed without Shareholder approval.

The phrases "Shareholder approval" and "vote of a majority of the outstanding voting securities", as used in the Prospectus or in this Statement of Additional Information means the affirmative vote of the lesser of (i) 67% or more of the Fund's voting securities present at a meeting of Shareholders provided that the holders of more than 50% of the Fund's outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the Fund's outstanding voting securities. Shares of the Fund have voting power based on dollar value and are thus allocated in proportion to the value of each Shareholder's investment on the record date.


Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset except in the case of borrowing (or other activities that may be deemed to result in the issuance of a "senior security" under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following policies and limitations supplement the Fund investment policies set forth in the Prospectus. The first 8 investment restrictions set forth below are fundamental policies of the Fund. These fundamental restrictions cannot be changed without approval by a majority of the outstanding voting securities of the Fund.

The Fund may not:

1. Purchase the securities of any one issuer, if, immediately after such purchase, more than 2.75% of the value of the Fund's total assets would be invested in such issuer;

2. Purchase any securities which would cause more than 15% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry;

3. Borrow money in excess of 2% of the Fund's total assets taken at cost or at market value, whichever is lower, which may not be made in excess of commercially reasonable rates, and with respect to any borrowings of 1% or more, then only as a temporary measure for extraordinary or emergency purposes, and if such borrowings exceed 1% of the Fund's total assets, the Fund will make no further investments until such borrowing is repaid;

4. Issue senior securities;

5. Act as an underwriter, except that the Fund technically may be deemed to be an underwriter in a registration under the Securities Act of 1933 to resell restricted securities;

6. Invest in real estate, provided that this limitation shall not prohibit the purchase of securities issued by companies that invest in real estate or interests therein, including real estate investment trusts;

    Make loans from Fund assets; and

8. Purchase or sell physical commodities, commodity futures contracts, commodities futures stock index contracts or options thereon.


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions and policies are non-fundamental and can be changed by the Board of Trustees without Shareholder approval.

Currently, the Fund may not:

9. Invest in companies whose stock is not domestically traded in the United States;

10. Invest in open-end or closed-end mutual funds;

11. Invest in bonds or other debt securities, convertible securities, warrants, options or repurchase agreements;

12. Maintain a short position or sell securities short;

13. Purchase securities which are not readily marketable, such as securities subject to legal or contractual restrictions on resale or securities which are otherwise illiquid;

14. Pledge its assets in an amount greater than 2% of the value of its total assets, and then only to secure borrowings permitted by Restriction 3;

15. Purchase securities on margin; and

16. Participate in a joint or a joint and several basis in any trading account in securities (the bunching of orders for the sale or purchase of portfolio securities of two or more accounts managed by the Adviser or its affiliates, shall not be considered participation in a joint securities trading account).

INSTRUMENTS IN WHICH THE FUND CAN INVEST

Domestic Common Stocks. The Fund may invest in the common equity securities of companies which are domestically traded in the United States. The risks of investing in equity securities are discussed in detail in the Prospectus under the caption, "Overview of Industry Leaders Fund®, Risk Return Summary - Principal Risks" and also under the caption, "Important Risk Considerations."

Foreign Company Stocks. Under the Fundamental Policy of the Fund, a stock must be domestically traded in the United States to be eligible for inclusion in the Fund portfolio. This requirement eliminates foreign companies whose equity is only traded abroad or traded in the U.S. only as an American Depository Receipt (commonly referred to as an "ADR"). Other foreign companies, typically through a U.S. subsidiary, have registered their stock with the Securities and Exchange Commission (the "Commission" and the "SEC") and listed such stock for trading on U.S. exchanges. Therefore, some foreign companies may be included in the Fund portfolio if they are selected by the Industry Leaders Strategy Model™ (the "Strategy Model"). The Prospectus contains a complete discussion of the operation of the Strategy Model under the captions, "Overview of Industry Leaders Fund®, Risk Return Summary" and " Investment Strategy." 5

Although the Adviser believes it unlikely that the Fund portfolio will at any time be comprised of a statistically significant percentage of foreign stocks, there are risks inherent in investments in foreign companies that are different from, and additional to, those related to investments in obligations of U.S. domestic issuers. For example, the value of dividends from such securities, which may be denominated in or indexed to foreign currencies, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies with substantial operations abroad may also be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects. The considerations noted above are generally intensified for investments in developing countries.

NET ASSET VALUATION

The net asset value per share of each class of Shares of the Fund is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open. The closed days are set forth below in this SAI under the caption, "Additional Purchase and Redemption Information."

The Fund subtracts the non-class specific liabilities of the Fund from the Fund's assets to determine its total net assets. The Fund then determines each class's proportionate interest in the Fund's net assets. The liabilities attributable to that class, including its Fund management and Distribution Plan fees, are then deducted and the resulting amount is divided by the number of Shares of that class outstanding to produce its net asset value per share.

Stocks are valued at the closing prices reported on recognized securities exchanges or if no sale was reported, and for unlisted securities, at the mean between the last-reported bid and asked prices. Although the Fund does not anticipate holding securities for which market quotations are not readily available, such securities will be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.


PERFORMANCE INFORMATION

The Fund will include performance data for Class D and Class I Shares of the Fund in its advertisements, sales literature and other information distributed to the public that includes performance data of the Fund. Such performance information will be based on investment "average annual total return" or "cumulative total return" the Fund. An explanation of how such returns are calculated for each class is set forth below.

Total return information may be useful to investors in reviewing the Fund's performance. The Fund's advertisement of its performance must, under applicable SEC rules, include the average annual total returns for each class of Shares of the Fund for the 1, 5, and 10-year period (or the life of the class, if less) as of the most recently ended calendar quarter. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. Investors should also consider other relevant factors before using such information as a basis for comparison with other investments, such as comparative risks and investment time horizons.

Average Annual Total Return. Total return represents the average annual compounded rate of return on an investment of $1,000 at the maximum public offering price. All data are based on past investment results. Average annual total return for a given period is computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)^n = ERV

Where:

P = a hypothetical initial investment in the Fund of $1,000

T = average annual total return

n = number of years in period

ERV = ending redeemable value, at the end of the period, of a hypothetical $1,000 investment in the Fund made at the beginning of the period.


The investment results of Shares of the Fund will tend to fluctuate over time, so that historical yields, current distributions and total returns should not be considered representations of what an investment may earn in any future period. Investments in the Fund are not insured and its total return is not guaranteed. Actual dividends will tend to reflect changes in the market as a whole, and will also depend upon the level of a class's or the Fund's expenses, realized or unrealized investment gains and losses, and the results of the Fund's investment policies. When redeemed, an investor's Shares may be worth more or less than their original cost. Total return for any given past period are not a prediction or representation by the Fund of future rates of return on its Shares. Thus, at any point in time, investment yields, current distributions or total returns may be either higher or lower than past results.

Cumulative Total Return. The cumulative total return calculation (or "total return") measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

ERV - P
-------	=	Cumulative Total Return
P

Total returns for the Fund are calculated from the initial investment ("P") and assume that (1) all Fund dividends and net capital distributions during the period are reinvested to buy additional Shares at net asset value per share, (2) applicable fees are deducted during the total return period and (3) the investment is redeemed at the end of the period.

Comparative Performance Information. The total return on an investment made in the Fund may be compared with the performance of the Standard & Poor's Barra Value® Index. Other indices may be used from time to time. The Standard & Poor's Barra Value® Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios. The foregoing index is an unmanaged index of securities that does not reflect reinvestment of capital gains or take investment costs into consideration, as these items are not applicable to indices generally.


The Fund may also be quoted in and compared to other mutual funds with similar investment objectives in advertisements, Shareholder reports or other communications to Shareholders. The Fund may include in these communications calculations that describe back-testing of the Industry Leaders Strategy Model™ and hypothetical past investment results. These performance examples are based on an express set of assumptions and are not indicative of future performance of the Fund. These calculations may include discussions or illustrations of the effects of compounding. "Compounding" means that, if dividends or other distributions on the Fund's investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a hypothetical investor. These may include, but are not limited to, tax and/or retirement planning, investment management techniques, policies or investment suitability of the Fund. The Fund may discuss such factors as general economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various types of investments, including, but not limited to, stocks, bonds and U.S. Government Treasury Bills.

Fund advertisements or other communications to Shareholders may also summarize certain information contained in Shareholder reports (including portfolio composition), as well as the Adviser's views as to current economic indicators, such as overall market performance, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to Fund investors.

The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in comparative investment vehicles, including but not limited to stock, bonds, and Treasury bills, against an investment in Shares of the Fund. The Fund may also include charts or graphs that illustrate strategies such as dollar cost averaging. Advertisements or Shareholder communications may also include discussions of certain beneficial characteristics of an investment in the Fund. Advertisements and other communications may contain symbols, headlines or other material which highlight or summarize information which is included in such communication. The Fund may reprint (in whole or in part) articles reporting on the Fund and, after obtaining permission from the respective publisher, provide these articles to current and/or prospective Shareholders. Performance information with respect to the Fund is generally available by calling toll-free (877) 280-1952.

Advertisements and sales literature may include discussions of the Industry Leaders Strategy Model™, including, but not limited to, descriptions of security selection and analysis. Advertisements may also include descriptive information about the Adviser, including, but not limited to, its status within the industry, other services and products it makes available, total assets under management, and its investment philosophy.

When comparing total return and investment risk of an investment in Shares of the Fund with other investments, investors should keep in mind


that certain other investments have very different risk characteristics than an investment in Shares of the Fund. For example, CDs may have fixed rates of return and may be insured for both principal and interest by the FDIC, while the Fund's returns will fluctuate and its share values and returns are not guaranteed. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. Government.

The Fund also may include in its advertisements data from the American Association of Retired Persons, American Banker, Barron's, Business Week, Forbes, Fortune, Institutional Investor, Business Week, Lipper Analytical Services, Inc., Money, Morningstar Mutual Funds, The New York Times, Smart Money, USA Today, U.S. News & World Report, The Wall Street Journal, Worth and other publications. In addition to performance information, general information about the Fund that appears in a publication, such as those mentioned above, may also be quoted or reproduced in advertisements or in reports to current or prospective Shareholders.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Fund does not issue share certificates. Instead, an account is established for each investor and all Shares purchased or received, including those obtained through reinvestment of distributions, are credited to such account on the books of the Fund.

Reference is made to the materials in the Prospectus under the captions, "Overview of Industry Leaders Fund® Risk Return Summary: Who May Want to Invest in the Fund", "How You Can Invest With The Industry Leaders Fund® " and "How to Redeem Your Fund Shares", which describe the methods of purchase and redemption of the Fund's Shares. If you invest through an investment firm, financial adviser or agent, they may have their own service features, transaction charges and fees. This SAI and the accompanying Prospectus should be read in conjunction with such firms' material regarding their fees and services. If you wish to obtain a referral to an investment professional, please call the toll-free Fund at (877) 280-1952.

The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, or, when one of these holidays fall on a Saturday or Sunday, the preceding Friday or subsequent Monday. The closing schedule is subject to change.

When the NYSE is closed, or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Fund will determine its net asset value as of the daily NAV valuation time.

The Fund has elected to honor all redemption requests in cash.

Distributor Concession and Dealer Reallowances. The Fund does not pay distribution concessions or dealer reallowances in connection with the distribution of the Class D or Class I Shares, except with respect to fees which may be paid in connection with the Class D Shares Rule 12b-1 Distribution Plan as permitted thereunder. See the Prospectus, under the captions "Fees and Expenses of the Fund" and "Distribution Arrangements" for detailed information concerning the Class D Shares Rule 12b-1 Distribution Plan. 10

ADDITIONAL DIVIDEND AND DISTRIBUTION INFORMATION

To the extent necessary for the Fund to obtain favorable federal tax treatment, the Fund distributes net investment income and net capital gains, if any, to Shareholders within each calendar year as well as on a fiscal year basis. The Fund intends to distribute any net investment income and any net realized capital gains at least annually.

The amount of the Fund's distributions may vary from time to time depending on the composition of the Fund's portfolio, dispositions of portfolio assets and expenses borne by the Fund.

The net income of the Fund, from the period of the immediately preceding determination thereof, shall consist primarily of dividend income, if any, and realized capital gains and losses on Fund's assets, less all expenses and liabilities of the Fund chargeable against income. To a lesser extent, net income will include any incidental interest income accrued on the portfolio assets during periods in which the Adviser has held cash for purposes of, but not limited to, anticipated redemptions and/or for reasons of minimizing brokers' commissions by grouping portfolio purchase orders and sales.

Expenses, including the compensation payable to the Adviser, are accrued each day. The expenses and liabilities of the Fund include those appropriately allocable to the Fund, as well as general expenses and liabilities of the Trust.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its Shareholders which are not described in the Prospectus. This summary does not attempt to provide a detailed explanation of the tax treatment of the Fund or its Shareholders, and the discussions here and in the Prospectus are not intended as substitutes for legal and/or professional accounting advice with respect to tax planning. Prospective Shareholders are urged to consult their own tax professional prior to investing in the Fund.

Subchapter M. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code" ). As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment income (i.e., taxable interest, dividends, and other taxable ordinary income) and capital gain income (i.e., the excess of capital gains over capital losses) that it distributes to Shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year plus 90% of its net income from tax-exempt obligations (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made with respect to the taxable year will be considered distributions of income and gains of the taxable year and will therefore count towards the satisfaction of the Distribution Requirement. Since the Fund intends to distribute substantially all of its investment company taxable income and its net capital gain income in compliance with the Distribution Requirement, the Fund does not expect to be subject to income or excise taxes otherwise applicable to undistributed income of a regulated investment company. If the Fund


were to fail to distribute all its income and gains, it would be subject to corporate income tax and, in certain circumstances, a nondeductible 4% excise tax, as discussed in further detail below.

Diversification. In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of securities (as to which the Fund has not invested more than 5% of the value of the Fund's total assets and does not represent more than 10% of the outstanding voting securities of any issuer), cash and cash items, U.S. Government securities, securities of other regulated investment companies. In addition, no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls (i.e., ownership of 20% or more of the total combined voting power of all classes of voting stock in a corporation) and which are engaged in the same or similar trades or businesses.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to Shareholders, and such distributions will be taxable to the Shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate Shareholders.

Excise Tax. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to (a) 98% of its ordinary income for such calendar year, (b) 98% of capital gain net income for the one-year period ended on October 31 of such calendar year, and (c) the prior year shortfall. (For purposes of the excise tax, the Fund would be obligated to reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.) The balance of such income must be distributed during the next calendar year. A regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should keep in mind that the Fund may, in certain circumstances, be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. A regulated investment company, in determining its investment company taxable income and net capital gain for any taxable year, may elect to carry over its capital losses for a period of eight taxable years succeeding the loss year.

Treatment of Capital Gains. The Fund is taxable by the amount of its net capital gain over the amount of its deduction for dividends paid, determined with reference to capital gains dividends only. The Fund must pay tax on its undistributed net capital gain at the maximum corporate income tax rate, currently 35%.


Taxation of Fund Shareholders. Dividends from net investment income and distributions from short-term capital gains are taxable to Shareholders as ordinary income. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Dividend distributions represent dividends on stocks that the Fund receives. Such distributions are treated as dividends for federal income tax purposes. Such dividends paid by the Fund are expected to qualify for the 70% dividends-received deduction for corporate Shareholders to the extent discussed below.

Distribution of Capital Gains. The Fund may either retain or distribute to Shareholders its net long-term capital gain for each taxable year. The Fund currently intends to distribute all such amounts. Net long-term capital gain that is distributed and designated as a capital gain dividend will be taxable to Shareholders as long-term capital gain, regardless of the length of time the Shareholder has held his or her Fund Shares or whether such gain was recognized by the Fund prior to the date on which the Shareholder acquired his or her Shares.

Distribution of Foreign Source Income. Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes that may be withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

Under certain circumstances, the Fund may elect to pass through to its Shareholders the right to take a credit or a deduction for foreign taxes. But because the Fund does not expect to have more than 50% of the value of its total assets at the close of its taxable year in the stock or securities of foreign corporations, the Fund anticipates that it will not elect to pass through to the Fund's Shareholders the amount of foreign taxes paid by the Fund.

Distribution of Tax-Exempt Interest Income. If certain conditions are met, the Fund is permitted to pass through to its Shareholders the tax-exempt character of the Fund's net income from tax-exempt obligations through the payment of tax-exempt interest dividends, however, the Fund does not anticipate that it will derive any tax-exempt income during the foreseeable future.

Treatment of Distributions. The tax implications arising from distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund. Shareholders receiving a distribution in the form of additional Shares will be treated as receiving a distribution in an amount equal to the fair market value of the Shares received, determined as of the date the stock is credited to the Shareholder's account.

Timing of Distributions. Ordinarily, Shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to Shareholders of record on a specified date in such a month will be deemed to have been received by the Shareholders (and made by the Fund) on December 31 of such


calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Shareholder Purchases before a Distribution. Investors who purchase Shares shortly before the record date for a distribution will pay a share price that includes the value of the anticipated distribution and will be taxed on the distribution when it is received even though, with respect to themselves, the distribution in effect represents a return of a return of capital to the Shareholder.

Dividends Received Deduction. Subject to holding period and other limitations, with respect to each taxable year, ordinary income dividends paid by the Fund are expected to qualify for the 70% dividends-received deduction generally available to corporations (other than corporations such as S corporations) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. Since an insignificant portion, if any, of the Fund's assets will be invested in stock of foreign corporations, the ordinary dividends distributed by the Fund generally is expected to qualify for the dividends-received deduction for corporate Shareholders.

Alternative Minimum Tax Considerations. Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. For purposes of the corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, a corporate shareholder will generally be required to take the full amount of any dividend received from the Fund into account, without a dividends-received deduction, in determining its adjusted current earnings. Adjusted current earnings is used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

Additional Withholding Requirements. The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of Shares, paid to any Shareholder who is subject to backup withholding.

Sale or Redemption of Shares. A Shareholder will recognize gain or loss on the sale or redemption of Shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the Shareholder's adjusted tax basis in the Shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of Shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the Shares were held for longer than one year. All or a portion of any loss so recognized may be disallowed if the Shareholder purchases other Shares of the Fund within 30 days before or after the sale or redemption.


Foreign Shareholders. Taxation of a Shareholder who, with respect to the United States government, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such Shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations or as the case may be.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign Shareholders are therefore urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Additional Tax Considerations. In addition to the Federal income tax consequences described above relating to an investment in the Fund, there may be other Federal, state, local or foreign tax considerations that depend upon the circumstances of each particular investor. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the information above, and any such changes or decisions may have a retroactive effect. Shareholders should maintain contact with their own tax professional concerning investment in the Fund.

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TRUSTEES AND OFFICERS OF THE FUND

Overall responsibility for management of the Trust rests with the Board of Trustees, who are elected by the Shareholders of the Fund. The Fund is managed by the Trustees in accordance with the laws of the State of Delaware. There are currently 7 Trustees, 4 of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The officers and Trustees of the Trust, addresses, and their business affiliations for the past five years are as follows:
Name, Age and Principal Business Address	Position(s) With the Trust	Principal Occupation During Past 5 Years
Barry F. Sullivan*(1) age 69 Claremont Investment Partners 104 Summit Ave. - Box 80 Summit, NJ 07902-0080	Chief Executive Officer and Trustee

Chief Executive Officer, Claremont Investment Partners (9/98 - Present);
Vice Chairman, Sithe Energies, Inc. (independent power producer; 11/95- present);
Chief Operating Officer, New York City Board of Education (10/94 - 10/95);
President & CEO, New York City Partnership (Chamber of Commerce organization; 1/94-10/94);
Deputy Mayor for Finance/Economics, City of New York (5/92-12/93)

Gerald P. Sullivan*(1) age 39 Claremont Investment Partners 104 Summit Ave. - Box 80 Summit, NJ 07902-0080	President and Trustee

President, Claremont Investment Partners (2/96 - present)
Vice President, First Fidelity Bancorporation (6/95-2/96)
Managing Director, Hilliard Farber & Co. (7/93-6/95)
Senior Management Analyst, Atlanta Committee for the Olympic Games (6/92- 7/93)

Mark S. Kaufmann* age 67 Kaufmann and Partners, LLC 712 Fifth Avenue New York NY 10019	Chairman, Board of Trustees	1996 - Present: Chairman, Kaufmann and Partners LLC (Financial Consulting); 1973-1996: Senior Vice President Chase Manhattan Corporation and Chase Manhattan Bank, N.A. (Corporate Development)
Seth H. Dubin, age 66 Satterlee, Stephens, Burke & Burke 230 Park Ave New York, NY 10169	Trustee	Partner, Satterlee Stephens Burke & Burke LLP (Attorneys-at-Law)
Travis L. Gering Esq. Wuersch & Gering LLP 11 Hanover Square 21st Fl New York, NY 10005	Secretary and General Counsel	Attorney
Robert Lichten, age 60 Inter-Atlantic Group 712 Fifth Ave New York, NY 10019	Trustee	Principal, Inter-Atlantic Group (Financial Services)
Fred B. Tarter, age 56 210 E. 39th St. New York, NY 10016	Trustee	President and Publisher, Stage Bill LLC
Thomas Volpe, age 64 Senior Vice President The Interpublic Group of Companies, Inc. 1271 Avenue of the Americas New York, NY 10020	Trustee	Senior Vice President, The Interpublic Group of Companies, Inc.

*Designates a Trustee who is an "interested person" of the Trust within the meaning of the 1940 Act.

(1) Mr. Barry F. Sullivan is the father of Gerald P. Sullivan.

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Trustees of the Fund who are officers of the Adviser are not separately compensated for their services as Trustees of the Fund. The Trustees and officers of the Fund are not affiliated with the distributor of the Fund's Shares. The Fund currently pays each of its non-officer Trustees a fee of $5,000 per year for attendance at meetings (including phone meetings) and reimburses Trustees for expenses incurred for attendance at meetings. As noted below, all compensation paid to Trustees is paid by the Adviser and not from Trust assets.

The Trust does not provide pension or retirement benefits to Trustees or Trust officers.

The following table indicates the compensation each Trustee received from the Adviser on behalf of the Trust, in their capacity as a Trustee, for the fiscal year ending June 30, 1999.

Name, Position	Pension or Retirement Benefits Accrued as Portfolio Expenses	Aggregate Compensation*	Total Compensation Paid to Trustees*
Barry F. Sullivan CEO and Trustee	$0	$0	$0
Gerald P. Sullivan President and Trustee	$0	$0	$0
Mark S. Kaufmann Chairman, Board of Trustees	$0	$5,000	$5,000
Seth H. Dubin, Trustee	$0	$5,000	$5,000
Robert Lichten, Trustee	$0	$5,000	$5,000
Fred B. Tarter, Trustee	$0	$5,000	$5,000
Thomas Volpe, Trustee	$0	$5,000	$4,000

*All compensation paid to Trustees is paid by the Adviser and not from Trust assets. For further information concerning payments of Trust expenses, see the Prospectus under the caption, "Management of the Fund", and this Statement of Additional Information under the caption "Investment Management and Other Services."

Trustees may be removed from office at any meeting of Shareholders by a vote of two-thirds of the outstanding Shares of the Trust. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

In addition to the foregoing compensation provided to Fund Trustees, the Trust provides elimination of Fund fees and minimum purchase thresholds


for Trustees as a form of additional benefit to the Trustees. In addition to the foregoing waivers, third party dealers, brokers and/or financial Advisers, may, at their sole discretion, waive all or a portion of their fees derived from the Fund with respect to purchases of Fund Shares by persons affiliated and/or unaffiliated with the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The Fund Adviser, Claremont Investment Partners L.L.C. a Delaware limited liability company may be deemed to control the Fund. The Adviser is controlled by RoadHouse Capital LLC ("RoadHouse Capital"), a Delaware limited liability company, which is jointly controlled by Gerald P. Sullivan, President and Trustee of the Fund, and Barry F. Sullivan, CEO and Trustee of the Fund, through two special purpose family investment entities (as defined below, the "Family Interests"). The "Family Interests" controlling RoadHouse Capital are RoadHouse Group LLC, a Delaware limited liability company, and Sullvesco NJ 1998-II LLC, a New Jersey limited liability company. Each of the Adviser, RoadHouse Capital and the Family Interests are located at 104 Summit Avenue, Box 80, Summit, New Jersey 07902-0080.

As of September 30, 1999, the owners of 5% or more of Fund shares were as follows:

Class D shares:

Name and Address Percentage Owned

Barry F. Sullivan 95.24%

104 Summit Ave, Box 80

Summit, NJ 07902-0080

Class I Shares:

Name and Address Percentage Owned

Barry F. Sullivan 66.27%

104 Summit Ave, Box 80

Summit, NJ 07902-0080

Gerald P. Sullivan 9.67%

Trustee for Allison J. and Margaret M. Sullivan

104 Summit Ave, Box 80

Summit, NJ 07902-0080

Eric C. Mollman 7.75%

Mary C. Mollman

911 Euclid Ave

Winnitka, IL 60093

Mark S. Kaufmann 6.23%

124 West 79th Street Apt 7A

New York, NY 10024%

Scott J. Sullivan 5.08%

Trustee for Matthew A. and Melissa A. Sullivan

11 Plateau Circle West

Bronxville, NY 10708

As of September 30, 1999 the Officers and Trustees of the Fund as a group benefically owned 100% of outstanding Fund Class D Shares and 83.10%% of the Class I Shares.

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INVESTMENT MANAGEMENT AND OTHER SERVICES

The Fund and the Adviser have entered into an investment management agreement, dated January 20, 1999, (the "Management Agreement") pursuant to which the Adviser manages the portfolio of securities and investments of the Fund in accordance with the Fund's investment objectives, strategies and policies, and advises and assists the Fund with respect to the selection, acquisition, holding or disposal of securities. In addition to managing the investments, the Adviser also makes recommendations with respect to other aspects and affairs of the Fund. The Adviser also furnishes the Fund with certain administrative services, office space and equipment, and permits its officers and employees who may be elected Trustees or officers of the Fund to serve in the capacities to which they are elected without additional compensation from the Fund. All expenses incurred in the operation of the Fund, except for the Management Fee and the Rule 12b-1 Distribution Plan fees, are borne by the Adviser. For further information concerning fees payable by the Fund, see the Prospectus under the caption, "Fees and Expenses of the Fund."

Pursuant to the Management Agreement, the Fund pays the Adviser a fee at the annual rate of 0.70% of the average daily net assets of the Fund calculated daily and payable monthly. The total dollar amount that the Fund paid to the Adviser under the Management Agreement from inception of the Fund on March 17, 1999 through the end of the fiscal year ended June 30, 1999 amounted to $4,847.64.

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The Management Agreement will continue in effect from year to year if specifically approved annually by a majority of the Board of Trustees who are not parties to such contract or "interested persons" of any such party. The Management Agreement may be terminated without penalty by either party on 60 days' written notice and must terminate in the event of its assignment.

The Management Agreement provides that the Adviser is liable only for its acts or omissions caused by its willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its obligations under the Management Agreement. The Management Agreement permits the Adviser to render services to others and to engage in other activities.

The Adviser may draw upon the resources of the Fund distributor and its qualified affiliates in rendering its services to the Fund. The distributor or its affiliates may provide the Adviser (without charge to the Fund) with investment information and recommendations that may serve as the principal basis for investment decisions with respect to the Fund.

The Adviser has adopted a code of ethics (the "Ethics Code") that requires all Adviser personnel to pre-clear any proposed non-exempt personal securities transaction. Permission for any proposed transaction will be granted provided it is determined that such transaction would not negatively impact activity in client accounts. In the event that a client of Adviser's affiliates also owns such security, or it is proposed that such client purchase such security, available investments or opportunities for sales will be allocated in a manner deemed to be equitable by the Adviser.

As set forth above under the caption, "Control Persons and Principal Holders of Securities", the Adviser is controlled jointly through the Family Interests by Barry F. Sullivan, who serves as CEO and Trustee of the Fund, and as an officer and director of the Adviser, and Gerald P. Sullivan, who serves as President of the Fund and as an officer and director of the Adviser. In addition, the Prospectus, under the caption, "Management of the Fund", provides detailed business information concerning the Adviser and Messrs. Sullivan and Sullivan.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Officers and Trustees of the Fund and officers of the Adviser are not officers or directors of the Fund distributor or its affiliates, or any broker which engages in the purchase and sale of portfolio securities on behalf of the Fund. The Officers and Trustees of the Fund do not receive any direct or indirect benefits from the Fund as a result of the usual and customary brokerage commissions paid by the Adviser in connection with the purchase and sale of portfolio securities on behalf of the Fund. The Management Agreement does not provide for a reduction of the advisory fee by any portion of the fees generated by portfolio transactions of the Fund which the Fund distributor or any broker may receive. Pursuant to the Management Agreement, the Adviser pays for all costs and expenses of the Fund related to portfolio transactions and brokerage commissions.

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Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research, statistical or other services to the Adviser may receive orders for transactions by the Fund. Information so received will enable the Adviser to supplement its own research and analysis with the views and information of other securities firms. Such information may be useful and of value to the Adviser and its affiliates in servicing other clients as well as the Fund; in addition, information obtained by the Adviser and its affiliates in servicing other clients may be useful and of value to the Adviser in servicing the Fund. No principal transactions are effected with any companies affiliated with the Adviser. Consideration may be given to research provided and payment may be made of a fee higher than that charged by another broker-dealer which does not furnish research services or which furnishes research services deemed to be of lesser value, so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") are met. Section 28(e) of the 1934 Act specifies that a person with investment discretion shall not be "deemed to have acted unlawfully or to have breached a fiduciary duty" solely because such person has caused the account to pay a higher commission than the lowest available under certain circumstances. To obtain the benefit of Section 28(e), the person so exercising investment discretion must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or his or her overall responsibilities with respect to the accounts as to which he exercises investment discretion. Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services might exceed commissions that would be payable for execution alone, nor generally can the value of research services be measured.

The total brokerage commissions paid by the Fund from inception of the Fund on March 17, 1999 through the end of the fiscal year, June 30, 1999, totaled $3,518.46.

There are no fixed limitations regarding the turnover rates of the Fund's portfolio. The turnover rate is calculated by dividing (A) the lesser of purchases or sales of securities in the Fund's long portfolio for the fiscal year by (B) the monthly average of the value of portfolio securities owned by the portfolio during the fiscal year. The Adviser expects that Fund portfolio turnover rates will be relatively low.

DISTRIBUTOR

The Fund has entered into an agreement with Unified Management Corporation ("the "Distributor"), dated as of January 20, 1999, which provides for the distribution by the Distributor of the Fund's Shares. The Distribution Agreement was approved by the vote of the Trustees on January 20, 1999. The adoption of the Distribution Agreement included approval by more than a majority of the Board who are neither "interested persons" of the Fund (as defined in the 1940 Act) nor have any direct or indirect financial interest in the operation of the Distribution Agreement (the "Qualified Trustees"), by vote cast in 20 person at a meeting called for the purpose of considering the Distribution Agreement. The Distribution Agreement is subject to annual approval by the Board of Trustees as a whole and by a majority of the Qualified Trustees. Pursuant to the Distribution Agreement, the Distributor shall act as agent for the distribution of Fund Shares and make a continuous offering of the Fund's Shares during the term of the Distribution Agreement. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the Shares. The Adviser may, at its own expense, finance additional activities of the Distributor which are primarily intended to result in the sale of the Fund Shares, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, printing and mailing of Fund prospectuses to other than current Fund Shareholders, and printing and mailing of sales literature. The Adviser has agreed to pay the Distributor for its services to the Fund a minimum fee of $6,000 per year against which the portion of sales charges, if any, and/or Rule 12b-1 fees retained by the Distributor after payment of amounts reallowed to dealers shall be applied against such minimum. In addition, the Adviser shall promptly reimburse the Distributor for any distribution expenses not covered by Rule 12b-1 fees. The term of the Distribution Agreement is for a one year period which may be renewed upon the annual review and approval by the Board of Trustees and by a majority of Qualified Trustees by vote cast in person at a meeting called for such purpose. The Distribution Agreement provides for indemnification by the Fund of the Distributor against substantially all types of claims and/or other liabilities incurred in the course of its duties.

ADMINISTRATOR

The Fund has entered into an agreement with AmeriPrime Financial Services Inc. (the "Administrator"), dated January 20, 1999 (the "Administration Agreement"). Under the Administration Agreement, the Administrator will assist in the Fund's administration and operation, including providing statistical and research data, clerical services, internal compliance and various other administrative and executive services, participating in the updating of the Prospectus, coordinating the preparation, filing, printing and dissemination of reports to Shareholders, coordinating the preparation of income tax returns, arranging for the maintenance of books and records and providing the office facilities necessary to carry out the duties thereunder. The Administrator assists in carrying out all operations of the Fund and coordinating with the Fund's other service providers, subject to the supervision of the Board (other than those performed by the Adviser under the Investment Adviser Agreement). For services rendered to the Fund, the Adviser, on behalf of the Fund, shall pay the Administrator an asset weighted fee of 0.07% for the first $150 million in total Fund assets, 0.05% from 150 million to $250 million in total Fund assets, and 0.04% over $250 million in total Fund assets, provided, however, that the foregoing shall be subject to a $20,000 annual minimum per Share Class plus $7,500 per additional Share Class. The Adviser shall also promptly pay out-of- pocket fees, as well as any additional fees and expenses for supplemental transactions and expenses incurred in connection with the Administration Agreement.

Unless sooner terminated, the Administration Agreement will continue in effect for a period of one year and may be renewed for one year periods thereafter, provided that such renewal is ratified by the Trustees or by vote of a majority of the outstanding Shares of Fund, and in either case


by a majority of Qualified Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by votes cast in person at a meeting called for such purpose.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES

The Fund has entered into a Mutual Fund Services Agreement with Unified Fund Services, Inc. ("UFS"), dated January 20, 1999, with respect to the provision to the Fund of transfer agency services, accounting services and dividend dispersing services (the "Fund Services Agreement"). UFS has agreed (1) to issue and redeem Shares of the Fund; (2) to address and mail such communications as instructed from time-to-time by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (3) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (4) to maintain Shareholder accounts and certain sub-accounts; (5) to make periodic reports to the Trustees concerning the Fund's operations (6) provide certain Fund accounting services pursuant to which the Fund Accountant shall maintains all Fund books and records, performs daily accounting services, and provide additional Fund reporting and record keeping functions and (7) serve as the Fund's dividend disbursing agent and prepare and mail checks, place wire transfers of credit income and capital gain payments to Fund Shareholders. Under the Fund Services Agreement, in connection with transfer agency services, the Adviser, on behalf of the Fund, shall pay to UFS a base fee of $15.60 per Fund account with a minimum fee of $8,333.33 per Share Class per year. In connection with accounting services, the Adviser, on behalf of the Fund, shall pay to UFS an asset weighted fee of 0.05% for the first $150 million in total Fund assets, 0.04% from 150 million to $250 million in total Fund assets, and 0.03% over $250 million in total Fund assets, provided, however, that the foregoing shall be subject to a $20,000 annual minimum per Share class plus $7,500 per additional Share Class. The Adviser, on behalf of the Fund, shall also promptly pay out-of- pocket fees, as well as any additional fees and expenses for supplemental transactions and expenses incurred in connection with the Fund Services Agreement.

DISTRIBUTION PLAN

The Fund has adopted a distribution plan with respect to Class D Shares in accordance with Rule 12b-1 under the 1940 Act (the "Distribution Plan"). Rule 12b-1 mandates that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of such mutual fund except pursuant to a plan adopted by the mutual fund under Rule 12b-1. The purpose of the Distribution Plan is to compensate certain financial services organizations, broker-dealers and/or other parties (each, a "Distribution Organization") for activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to the following: (i) providing distribution assistance relating to the sale of Class D Shares and (ii) paying for promotional activities intended to result in the sale of Class D Shares, such as the preparation, printing and distribution of prospectuses to other than current Fund Shareholders. The Class D Shares pay a distribution fee at a rate of up to 0.25% per annum of the average daily net assets of such


class. A report of the amounts expended under the Distribution Plan must be made to, and reviewed by, the Board of Trustees at least quarterly.

The Distribution Plan is subject to annual approval by a majority of the Board of Trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan is severable with respect to the Class D Shares and any other Class of Shares which may at any time be offered and included in the Distribution Plan by the Fund. The Distribution Plan is terminable with respect to any Fund Class at any time by vote of a majority of the Qualified Trustees or by vote of a majority of the Shares of such terminating class. Pursuant to the Distribution Plan, any new Trustees who are not "interested persons" must be nominated by existing Trustees who are not "interested persons." In addition, the Distribution Plan provides that it may not be amended to increase materially any costs which a particular Class of the Fund may bear for distribution pursuant to the Distribution Plan without Shareholder approval and that other material amendments to the Distribution Plan must be approved by a majority of the Board, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of considering such amendments.

Some amounts paid pursuant to the Distribution Plan may from time-to-time be paid to the Adviser and/or its affiliates for legitimate costs and/or expenses with respect to Class D Shares distribution activities. The officers, directors and employees of the Adviser may therefore be deemed to have a direct or indirect financial interest in the operation of the Distribution Plan. The Trustees who are not "interested persons" of the Fund do not have any direct or indirect financial interest in the operation of the Distribution Plan. Any and all Distribution Plan payments to the Adviser may be made only with the prior approval of a majority of Qualified Trustees, who must be provided with reasonable evidence that such payments were used by the Adviser for legitimate costs and/or expenses authorized under the Distribution Plan.

Benefits from the Distribution Plan may accrue to the Fund and its Class D Shareholders from the growth in assets due to sales of Shares to the public pursuant to the Distribution Plan. Increases in the Fund's net assets from sales pursuant to its Distribution Plan may benefit Shareholders by reducing per Share expenses, permitting increased investment flexibility and diversification of the Fund's assets, and facilitating economies of scale in the Fund's costs. Under its terms, the Distribution Plan will continue from year to year, provided that such continuance is approved annually by a vote of the Trustees in the manner described above.

The adoption of the Distribution Plan was approved by the Board of Trustees, including a majority of the Qualified Trustees, at a meeting called for such purpose on January 20, 1999. Prior to approving the adoption of the Distribution Plan, the Board requested and received from the Distributor all the information which it deemed necessary to arrive at an informed determination as to such continuance and adoption of the Distribution Plan. In making its determination to adopt the Plan, the Board considered, among other factors: (1) comparable plans in similarly situated mutual funds; (2) the benefits the Fund would be likely to obtain under the Plan; including the fact that the Plan is necessary to permit the Fund to operate at its contemplated low management overhead;


(3) the services to be provided under the Plan by the Distributor to the Fund and its Shareholders; and (4) the reasonableness of the fees to be paid to the Distributor for its services under the Plan. Based upon their review, the Board, including each of the Qualified Trustees, determined that the adoption of the Plan would be in the best interest of the Fund, and that there was a reasonable likelihood that the Plan would benefit the Fund and its Shareholders. In the Board's quarterly review of the Plan, the Trustees will consider its continued appropriateness and the level of compensation provided therein.

The Board of Trustees has the right to terminate the Distribution Plan for the Class D Shares, and in the event of such termination, no further payments would be made thereunder. Termination of the Distribution Plan for the Class D Shares or the Distribution Agreement does not affect the obligation of the Class D Shareholders to pay other fees and charges. The Adviser may periodically reimburse the Fund for all or a portion of Distribution Plan fees in order to increase the net income of the Fund available for distribution to Class D Shareholders.

The Board of Trustees has also adopted on January 20, 1999, a multi-class share plan under Rule 18f-3 of the 1940 Act, permitting the issuance of Shares in multiple classes.

FUND CUSTODIAN

The Fund has appointed UMB Bank, N.A. (the "Custodian"), located at 928 Grand Blvd., 10th Floor, Kansas City, Missouri, to serve as the Fund custodian for the Fund, pursuant to an agreement dated February 1, 1999 (the "Custody Agreement"). Under the Custody Agreement, the Custodian (1) maintains a separate account or accounts in the name of the Fund; (2) makes receipts and disbursements of money on behalf of the Fund;(3) collects and receives all income and other payments and distributions on account of portfolio securities; and (4) responds to correspondence from security brokers and others relating to its duties. The Custodian may, with the approval of the Fund and at the Custodian's own expense, open and maintain a sub-custody account or accounts on behalf of the Fund, provided that the Custodian shall remain liable for the performance of all of its duties under the Custody Agreement. The initial Custody Agreement was approved by a majority of the Qualified Trustees and by the Board of Trustees as a whole, by vote cast in person at a meeting called for the purpose of considering the Custody Agreement. The Custody Agreement is subject to annual approval by the Board of Trustees as a whole and by a majority of the Qualified Trustees.

For custody services rendered to the Fund, the Adviser shall pay the Custodian an asset weighted fee of 1.00 basis point on the first $100,000,000, plus 0.75 basis point on the next $100,000,000, plus 0.50 basis point in excess of $200,000,000, provided, however, that such fees shall be subject to a $300 per month minimum per Fund portfolio. The Adviser shall also promptly pay out- of-pocket fees, as well as any additional fees and expenses for supplemental transactions and expenses incurred in connection with the Custody Agreement.

THE YEAR 2000 ISSUE

The Fund and its service providers, including the Adviser with respect to its operation of the Strategy Model, have a high degree of reliance on various computer systems in carrying out their respective business


activities. In this regard, the Fund is aware of the "Year 2000 Issue" which refers to potential problems which may confront users whose own or dependent computer systems cannot correctly identify the year 2000. Computer systems that fail to properly identify the year 2000 could fail or cause miscalculations which disrupt Fund operations. In the case of the Fund and its service providers, such disruptions could include pricing errors and account maintenance failures. The Fund is working with its service providers to ensure reasonable steps are being taken to address the Year 2000 Issue. The Fund has no reason to believe that these steps will not be sufficient to avoid any material adverse impact on the Funds, although there can be no assurance in this regard. The costs or consequences of incomplete or untimely resolution of the Year 2000 Issue are unknown to the Fund at this time but could have a material adverse impact on the operations of the Funds and its service providers. See also the discussion of Year 2000 Issues in the Prospectus under the caption, "Important Risk Considerations."

INDEPENDENT ACCOUNTANTS

The Fund has appointed McCurdy & Associates, 27955 Clemens Road, Westlake, Ohio 44145, as independent accountants for the Fund. In addition to reporting annually on the Fund's financial statements, the Fund's accountants also review certain filings of the Fund with the Securities and Exchange Commission.

LEGAL COUNSEL

Wuersch & Gering LLP, 11 Hanover Square, 21st Floor, New York, New York 10005, is counsel to the Fund. The firm also acts as counsel to the Adviser.

FUND EXPENSES

Except for management fees and Distribution Plan fees, payable by Fund Shareholders as set forth in the Prospectus under the caption, "Fees and Expenses of the Fund", the Adviser has assumed responsibility for the following expenses relating to the operation of the Fund: interest, taxes, fees and commissions of every kind; expenses of issue, repurchase or redemption of Shares; SEC fees, state notification and qualification fees, other costs of registering or qualifying Shares for sale (including printing costs, legal fees and other expenses relating to the preparation and filing of the Fund's registration statement with the appropriate regulatory authorities and the production and filing of the Fund's Prospectus); costs of insurance; association membership dues; all charges of custodians, including fees as custodian, escrow agent, and fees for keeping books and performing portfolio valuations; all charges of transfer agents, registrars, pricing services, fees and expenses of independent accountants and legal counsel; other advisory and administrative fees, expenses of preparing, printing and distributing prospectuses and all proxy materials, reports and notices to Shareholders; expenses of distribution of Class D Shares over and above amounts which may be paid pursuant to the Distribution Plan; out-of-pocket expenses of Trustees and fees, costs and expenses related to meetings of the Trustees; fees of Trustees who are not officers of the Fund; costs of Shareholders' reports and meetings, other costs incident to the Fund's existence as a business trust and any extraordinary expenses incurred in the Fund's operation.


DESCRIPTION OF FUND SHARES

The Trust is a Delaware business trust that was formed on December 13, 1995. The Trust Instrument authorizes the Board to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust presently has two classes of Shares which represent interests in the Fund.

The Trust Instrument authorizes the Board to divide or redivide any unissued Shares of the Trust into one or more additional series by setting or changing in any one or more aspects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Fund currently offers two share classes:

(1) Class D, designed to be sold primarily to advised investors and self- directed investors; and

(2) Class I, designed to be sold primarily to institutions investing at least $500,000.

The Fund may, in its discretion, instruct the Distributor to sell Class I Shares to non-institutional investors who invest at least $500,000, provided, however, that the Fund's officers may waive the initial and subsequent investment minimums for certain purchases when they deem it appropriate, including, but not limited to, purchases by Trustees of the Fund and the Adviser's officers, directors, employees and agents.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of the Fund are entitled to receive the assets available for distribution belonging to the Fund.

Shares of the Trust are entitled to one vote per share (with proportional voting for fractional Shares) on such matters as Shareholders are entitled to vote. Shareholders vote as a single class on all matters except (1) when required by the 1940 Act, Shares shall be voted by individual class, and (2) when the Trustees have determined that the matter affects only the interests of one or more classes, then only Shareholders of such class shall be entitled to vote thereon. There will normally be no meetings of Shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees within 60 days. A meeting shall be held for such purpose upon the written request of the holders of not less than 10% of the outstanding Shares. Upon written request by ten or more Shareholders meeting the qualifications of Section 16(c) of the 1940 Act (i.e., persons who have been Shareholders for at least six months, and who hold Shares having a net asset value of at least $25,000 or constituting 1% of the outstanding Shares) stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to


consider removal of a Trustee, the Trust will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each class affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a class will be required in connection with a matter, the class will be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical, or that the matter does not affect any interest of the class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a class only if approved by a majority of the outstanding Shares of such class. Rule 18f-2 also provides that the ratification of independent accountants, approval of principal underwriting contracts, and election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to class.

SHAREHOLDER AND TRUSTEE LIABILITY

The Trust is organized as a Delaware business trust. The Delaware Business Trust Act provides that a Shareholder of a Delaware business trust shall be entitled to the same limitation of personal liability extended to Shareholders of Delaware corporations, and the Trust Instrument provides that Shareholders of the Trust shall not be liable for the obligations of the Trust. The Trust Instrument also provides for indemnification out of Trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Trust Instrument also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Therefore, it is unlikely that a Shareholder bears any significant risk of financial loss with respect to Shareholder liability.

The Trust Instrument states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Fund or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties. The Trust Instrument also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.


INDEPENDENT AUDITOR'S REPORT

To The Shareholders and
Board of Directors
Industry Leaders Fund:

We have audited the accompanying statement of assets and liabilities of the Industry Leaders Fund, including the schedule of portfolio investments, as of June 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, and financial highlights for the period from March 17, 1999 to June 30, 1999 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of June 30, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Industry Leaders Fund as of June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for the year then ended, and the financial highlights for the period from March 17, 1999 to June 30, 1999 in the period then ended, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio 44145
July 24, 1999


Industry Leaders Fund®

Schedule of Investments - June 30, 1999

Common Stocks - 99.5% Shares Value

AEROSPACE & DEFENSE - 1.3%

Aerospace & Defense - 1.3%

Boeing Co. 820 $ 36,234

BASIC INDUSTRIES - 7.8%

Chemicals - 1.5%

duPont (EI) de NeMours 320 21,860

Praxair, Inc. 380 18,596

40,456

Iron & Steel - 0.2%

USX-U.S. Steel Group 200 5,400

Manufacturers - Diversified - 3.2%

Illinois Tool Works, Inc. 100 8,200

Minnesota Mining & Manufacturing Co. 230 19,996

Tenneco, Inc. 250 5,969

Tyco International, Inc. 537 50,881

85,046

Metals & Mining - 1.2%

Alcoa, Inc. 325 20,109

Barrick Gold 430 8,331

Nucor Corp. 110 5,218

33,658

Packaging & Containers - 0.3%

Crown Cork & Seal, Inc. 260 7,410

Paper & Forest Products - 1.4%

International Paper, Inc. 765 38,632

TOTAL BASIC INDUSTRIES 210,602

CONSTRUCTION & REAL ESTATE - 0.7%

Building Materials - 0.4%

LaFarge Corp. 130 4,607

Masco Corp. 250 7,219

11,826

Construction - 0.3%

Centex Corp. 140 5,259

Clayton Homes, Inc. 200 2,287

7,546

TOTAL CONSTRUCTION & REAL ESTATE 19,372

DURABLES - 3.3%

Autos & Auto Parts - 2.2%

Ford Motor Co. 740 41,764

Goodyear Tire & Rubber Co. 100 5,881


Industry Leaders Fund®

Schedule of Investments - June 30, 1999 - continued

Common Stocks - continued Shares Value

DURABLES - continued

Autos & Auto Parts - continued

Magna International - Class A 180 $ 10,215

57,860

Consumer Durables - 0.3%

Whirlpool Corp. 100 7,400

Home Furnishings - 0.2%

Leggett & Platt, Inc. 180 5,006

Textiles & Apparel - 0.6%

Nike, Inc. - Class B 100 6,331

Springs Industries, Inc. - Class A 100 4,363

V.F. Corp. 150 6,413

17,107

TOTAL DURABLES 87,373

ENERGY - 7.1%

Energy Services - 1.2%

Schlumberger Ltd. 500 31,844

Oil & Gas - 5.9%

Burlington Resources, Inc. 190 8,218

Exxon Corp. 810 62,471

Mobil Corp. 280 27,720

Royal Dutch Petroleum ADR 1,020 61,455

159,864

TOTAL ENERGY 191,708

FINANCE - 26.2%

Banks - 11.4%

Bank of America Corp. 840 61,582

Bank One Corp. 1,040 61,945

Chase Manhattan, Inc. 750 64,969

Citigroup, Inc. 1,260 59,850

Wells Fargo, Inc. 1,360 58,140

306,486

Diversified - 1.2%

Equitable Cos., Inc. 500 33,500

Federal Sponsored Credit - 1.8%

Fannie Mae 710 48,546

Insurance - 9.6%

Aetna, Inc. 500 44,719


Industry Leaders Fund®

Schedule of Investments - June 30, 1999 - continued

Common Stocks - continued Shares Value

FINANCE - continued

Insurance - continued

Allstate Corp. 1,630 $ 58,476

American International Group 480 56,190

Berkshire Hathaway, Inc. - Class B (a) 26 58,240

CNA Financial, Inc. (a) 110 4,434

Loews Corp. 470 37,189

259,248

REITs - 0.6%

Equity Residential Properties Trust 360 16,222

Securities Industry - 1.6%

Morgan Stanley, Dean Witter & Co. 410 42,025

TOTAL FINANCE 706,027

HEALTH - 4.7%

Diversified - 2.3%

American Home Products, Inc. 260 14,950

Johnson & Johnson, Inc. 470 46,060

61,010

Drugs & Pharmaceuticals - 2.4%

Merck & Co., Inc. 875 64,750

TOTAL HEALTH 125,760

INDUSTRIAL MACHINERY & EQUIPMENT - 3.9%

Electrical Equipment - 2.4%

Applied Materials, Inc. (a) 100 7,387

General Electric, Inc. 500 56,500

63,887

Industrial Machinery & Equipment - 1.2%

Caterpillar, Inc. 540 32,400

Pollution Control - 0.3%

Waste Management 170 9,138

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT 105,425

MEDIA & LEISURE - 4.6%

Entertainment - 2.2%

Disney (Walt) Co. 1,930 59,468

Lodging & Gaming - 1.1%

Carnival Corp. 360 17,460

Park Place Entertainment Corp. (a) 1,250 12,109

29,569


Industry Leaders Fund®

Schedule of Investments - June 30, 1999 - continued

Common Stocks - continued Shares Value

MEDIA & LEISURE - continued

Publishing - 0.7%

Gannett Co., Inc. 180 $ 12,847

McGraw-Hill Companies 100 5,394

18,241

Restaurants - 0.6%

McDonald's Corp. 390 16,112

TOTAL MEDIA & LEISURE 123,390

NON-DURABLES - 4.8%

Beverages - 1.2%

Coca-Cola Co. 280 17,500

Seagram Co. Ltd. 300 15,112

32,612

Foods - 1.7%

Unilever N.V. (New) 658 45,896

Household Products - 1.2%

Gillette Co. 100 4,100

Procter & Gamble, Inc. 300 26,775

30,875

Tobacco - 0.7%

Philip Morris Cos. 500 20,094

TOTAL NON-DURABLES 129,477

RETAIL & WHOLESALE - 5.7%

Department Stores - 0.2%

Penney (J.C.) 100 4,856

Drug Stores - 0.4%

Walgreen Co. 350 10,281

General Merchandise Stores - 2.4%

Wal-Mart Stores, Inc. 1,360 65,620

Grocery Stores - 0.6%

Safeway, Inc. (a) 310 15,345

Specialty - 2.1%

AutoNation, Inc. (a) 1,000 17,813

Home Depot, Inc. 150 9,666

Sysco Corp. 140 4,174

Toys R Us, Inc. (a) 1,225 25,342

56,995

TOTAL RETAIL & WHOLESALE 153,097


Industry Leaders Fund®

Schedule of Investments - June 30, 1999 - continued

Common Stocks - continued Shares Value

SERVICES - 0.7%

Advertising - 0.3%

Interpublic Group 100 $ 8,662

Educational Services - 0.1%

Sylvan Learning Systems, Inc. (a) 100 2,719

Leasing & Rental - 0.3%

Hertz Corp. - Class A 130 8,060

TOTAL SERVICES 19,441

TECHNOLOGY - 11.1%

Communications Equipment - 1.5%

Harris Corp. 320 12,540

Lucent Technologies, Inc. 400 26,975

39,515

Computer Services & Software - 3.0%

America Online, Inc. (a) 100 11,050

IMS Health, Inc. 100 3,125

Microsoft, Inc. (a) 740 66,739

80,914

Computers & Office Equipment - 3.5%

Hewlett-Packard Co. 280 28,140

International Business Machines, Inc. 520 67,210

95,350

Electronics - 2.3%

Intel Corp. 1,020 60,690

Photography & Imaging - 0.8%

Eastman Kodak, Inc. 120 8,130

Xerox Corp. 240 14,175

22,305

TOTAL TECHNOLOGY 298,774

TRANSPORTATION - 2.2%

Air Transportation - 0.9%

AMR Corp. (a) 340 23,205

Railroads - 1.2%

Burlington Northern Santa Fe, Inc. 1,065 33,015

Shipping - 0.1%

Overseas Shipholding Group 100 1,288

TOTAL TRANSPORTATION 57,508


Industry Leaders Fund®

Schedule of Investments - June 30, 1999 - continued

Common Stocks - continued Shares Value

UTILITIES - 15.4%

Electric Utility - 6.1%

AES Corp. (a) 100 $ 5,813

Duke Energy, Inc. 300 16,313

PG&E Corp. 840 27,300

Southern Co. 2,155 57,107

Texas Utilities, Inc. 1,385 57,131

163,664

Natural Gas - 1.7%

Enron Corp. 420 34,335

KeySpan Corp. 470 12,396

46,731

Telephone Services - 7.5%

AT&T Corp. 1,025 57,208

Bell Atlantic Corp. 225 14,709

BellSouth Corp. 1,345 63,047

MCI WorldCom (a) 620 53,359

SBC Communications, Inc. 240 13,920

202,243

Water - 0.1%

American Water Works, Inc. 100 3,075

TOTAL UTILITIES 415,713

TOTAL COMMON STOCKS (Cost $2,535,787) 2,679,901

Principal

Amount Value

Money Market Securities - 0.4%

Fiduciary Money Market Fund, 3.76% (b)

(Cost $12,575) $ 12,575 12,575

TOTAL INVESTMENTS - 99.9% (Cost $2,548,362) 2,692,476

Other assets less liabilities - 0.1% 61,471

TOTAL NET ASSETS - 100.0% $ 2,753,947

(a) Non-income producing

(b) Variable rate security; the coupon rate shown represents the rate at June 30, 1999


Industry Leaders Fund® June 30, 1999

Statement of Assets & Liabilities

Assets

Investment in securities (cost $2,548,362) $ 2,692,476

Cash 100

Receivable for fund shares sold 60,000

Dividends receivable 3,010

Interest receivable 43

Total assets 2,755,629

Liabilities

Accrued investment advisory fee payable $ 1,456

Accrued distribution fee payable 226

Total liabilities 1,682

Net Assets $ 2,753,947

Net Assets consist of:

Paid in capital $ 2,580,900

Accumulated undistributed net investment income 7,878

Accumulated undistributed net realized gain on investments 21,055

Net unrealized appreciation on investments 144,114

Net Assets $ 2,753,947

Class D:

Net Asset Value, offering price and redemption

price per share ($1,130,407 / 105,000 shares) $ 10.77

Class I:

Net Asset Value, offering price and redemption

price per share ($1,623,540 / 150,769 shares) $ 10.77


Industry Leaders Fund®

Statement of Operations for the period March 17, 1999

(Commencement of Operations) to June 30, 1999

Investment Income

Dividend income $ 13,243

Interest income 268

Total Income 13,511

Expenses

Investment advisory fee $ 4,842

Distribution fees - Class D 791

Total operating expenses 5,633

Net Investment Income 7,878

Realized & Unrealized Gain (Loss)

Net realized gain on investment securities 21,055

Change in net unrealized appreciation (depreciation)

on investment securities 144,114

Net gain on investment securities 165,169

Net increase in net assets resulting from operations $173,047


Industry Leaders Fund®

Statement of Changes in Net Assets for the period March 17, 1999

(Commencement of Operations) to June 30, 1999

Increase (Decrease) in Net Assets

Operations

Net investment income $ 7,878

Net realized gain (loss) on investment securities 21,055

Change in net unrealized appreciation (depreciation) 144,114

Net increase in net assets resulting from operation) 173,047

Share Transactions - net increase

Class D 1,050,000

Class I 1,530,900

Net increase in net assets resulting

from share transactions 2,580,900

Total increase in net assets 2,753,947

Net Assets

Beginning of period

End of period [including accumulated undistributed net

investment income of $7,878] $2,753,947


Industry Leaders Fund®

Class D

Financial Highlights for the period March 17, 1999

(Commencement of Operations) to June 30, 1999

Selected Per Share Data

Net asset value, beginning of period $10.00

Income from investment operations

Net investment income 0.03

Net realized and unrealized gains 0.74

Total from investment operations 0.77

Net asset value, end of period $10.77

Total Return (b) 7.70%

Ratios and Supplemental Data

Net assets, end of period (000) $1,130

Ratio of expenses to average net 0.95% (a)

Ratio of net investment income to

average net assets 0.84% (a)

Portfolio turnover rate 64.93% (a)

(a) Annualized

(b) For periods of less than a full year, total returns are not annualized.


Industry Leaders Fund®

Class I

Financial Highlights for the period March 17, 1999

(Commencement of Operations) to June 30, 1999

Selected Per Share Data

Net asset value, beginning of period $10.00

Income from investment operations

Net investment income 0.04

Net realized and unrealized g 0.73

Total from investment operations 0.77

Net asset value, end of period $10.77

Total Return (b) 7.70%

Ratios and Supplemental Data

Net assets, end of period (000) $1,624

Ratio of expenses to average net 0.70% (a)

Ratio of net investment income to

average net assets 1.39% (a)

Portfolio turnover rate 64.93% (a)

(a) Annualized

(b) For periods of less than a full year, total returns are not annualized.


Industry Leaders Fund®

Notes to Financial Statements

June 30, 1999

NOTE 1. ORGANIZATION

Industry Leaders Fund® (the "Fund") was organized as a series of Industry Leaders Fund®, a Delaware business trust (the "Trust), on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.

The Fund currently consists of two classes of shares, Class D and Class I, each of which has equal rights as to assets and voting privileges except that each class has different distribution expenses. Each class has exclusive voting rights with respect to its distribution plans.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Stocks are valued at the closing prices reported on recognized securities exchanges or if no sale was reported, and for unlisted securities, at the mean between the last-reported bid and asked prices. Although the Fund does not anticipate holding securities for which market quotations are not readily available, such securities will be valued at fair value as determined in good faith by or under the direction of the Board of Trustees (the "Board").

Short-term cash management securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

regard to sale or bid prices. When prices are not readily available from a pricing service, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund subtracts the non-class specific liabilities of the Fund from the Fund's assets to determine its total assets. The fund then determines each class's proportionate interest in the Fund's net assets. The liabilities attributable to that class, including its Fund management and Distribution Plan fees, are then deducted and the resulting amount is divided by the number of shares of that class outstanding to produce its net asset value per share.

Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

Redemption Fees - Class D shares held in the fund less than six months are subject to a redemption fee equal to 0.75% of an amount equal to the lesser of the net asset value at time of purchase of Class D shares being redeemed or the net asset value of such Class D shares at time of redemption. The fee, which is retained by the Fund, is accounted for as an addition to paid in capital.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Claremont Investment Partners® L.L.C. (the "Adviser") to manage the Fund's investments. The Adviser is organized as a Delaware limited liability company and its Chief Executive Officer is Barry F. Sullivan. Barry F. Sullivan is the father of the Portfolio Manager, Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund's portfolio.

Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 0.70% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses are paid by the Adviser. For the period from March 17, 1999 (commencement of operations) through June 30, 1999, the Adviser received a fee of $4,842 from the Fund. Certain officers and trustees of the Fund are also officers of the Advisor and shareholders of the Fund.

On behalf of the Class D shares, the fund has adopted a distribution fee (the "Distribution Plan") under Rule 12b-1 of the 1940 Act. Under the Distribution Plan, the Fund is authorized to pay a fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class D Shares. For the period from March 17, 1999 (commencement of operations) through June 30, 1999, the Adviser received distribution fees of $791 from the Fund for expenses related to the sale of Fund shares.


NOTE 4. SHARE TRANSACTIONS

As of June 30, 1999, there was an unlimited number of authorized shares for the Fund. Paid in capital at June 30, 1999 was $2,580,900.

Transactions in shares were as follows:

	For the period March 17, 1999 (Commencement of Operations) to June 30, 1999
	Shares	Dollars
Class D:
Shares sold	105,000	$1,050,000
	======	========
Class I
Shares sold	150,769	$1,530,900
	======	========


NOTE 5. INVESTMENTS

For the period from March 17, 1999 (commencement of operations) through June 30, 1999, purchases and sales of investment securities, other than short-term investments, aggregated $2,874,596 and $359,864, respectively. As of June 30, 1999, the gross unrealized appreciation for all securities totaled $193,388 and the gross unrealized depreciation for all securities totaled $49,274 for a net unrealized appreciation of $144,114. The aggregate cost of securities for federal income tax purposes at June 30, 1999 was $2,548,362.

NOTE 6. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 7. RELATED PARTY TRANSACTIONS

The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 1999, Barry F. Sullivan, Chief Executive Officer of Claremont Investment Partners, L.L.C. (the Adviser), and entities which the Adviser could be deemed to control or have investment discretion over, beneficially owned in aggregate more than 25% of the Fund.

NOTE 8. YEAR 2000 ISSUE

Like other mutual funds, financial and business organizations and individuals around the world, the fund could be adversely affected if the computer systems used by the Adviser, Administrator or other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Adviser and Administrator have taken steps that


NOTE 8. YEAR 2000 ISSUE continued

they believe are reasonably designed to address the Year 2000 Issue with respect to computer systems that are used and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, the Adviser cannot make any assurances that the Year 2000 Issue will not affect the companies in which the Fund invests or worldwide markets and economies.

NOTE 9. SHAREHOLDER MEETING

At a Special Meeting of Shareholders held on July 29, 1999, shareholders of the Fund approved an increase in the Fund's fundamental restriction on the maximum percentage of assets which it may invest in any one issuer from 2.25% to 2.75%.

The fundamental investment restriction change was approved by 100% of the outstanding Class D Shares and 92.25% of outstanding Class I Shares. Of the 7.75% Class I Shares not voting in favor of the fundamental investment restriction change, none were present at the Special Meeting in person or by proxy. No Class I or Class D Shares voted against the proposal. No abstentions or broker non-votes were submitted.


The Trust is registered with the Securities and Exchange Commission (the "Commission") as an open-end management investment company. The Commission does not supervise the management or policies of the Trust.

The Prospectus and this SAI do not include certain information contained in the registration statement filed with the Commission. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

THE PROSPECTUS AND THIS SAI DO NOT CONSTITUTE AN OFFERING OF THE SECURITIES DESCRIBED IN THESE DOCUMENTS IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO SALESPERSON, DEALER, OR ANY OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND THIS SAI.

REGISTRATION STATEMENT

This Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the Commission under the 1933 Act with respect to the securities offered by the Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C.

Statements contained in this Statement of Additional Information and the Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this Statement of Additional Information and the Prospectus form a part, each such statement being qualified in all respects by such reference.


PART C OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1) Certificate of Trust*

(a)(2) Trust Instrument*

(b) By-laws of the Trust*

(c) Not applicable except to the extent set forth in each of the

Certificate of Trust, Trust Instrument and By-Laws of the Trust

incorporated by reference thereto.

(d) Investment Adviser Agreement between Registrant and Claremont

Investment Partners, L.L.C.*

(e) Distribution Agreement between Registrant and Unified

Management Corporation*

(f) Not Applicable

(g) Custody Agreement between the Registrant and UMB Bank, N.A.*

(h)(1) Mutual Fund Services Agreement between the Registrant and

Unified Fund Services, Inc.*

(h)(2) Administration Agreement between the Registrant and AmeriPrime

Financial Services, Inc.*

(i) Opinion and Consent of Counsel*

(j) Consent of McCurdy and Associates, Independent Accountants for

Registrant

(k) Not Applicable

(l) Purchase Agreement for Shares of the Industry Leaders Fund(R)*

(m) Distribution Plan*

(n) Financial Data Schedule (omitted in on reliance Release No. 33-7684 footnote 60)

(o) Rule 18f-3 Plan*

(p) Powers of Attorney for Officers, Directors and Trustees*

* Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 filed on Form N-1A March 4, 1999(File Nos. 333-62893 and 811- 08989).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE TRUST

The Trust does not control and is not under common control with any other person.

ITEM 25. INDEMNIFICATION

All officers, Trustees, employees and agents of the Trust are to be indemnified as set forth in Trust Instrument. To this end, the Trust has obtained an

Officers' and Trustees' Errors and Omissions Insurance Policy.

Insofar as indemnification for liability arising under the Securities Act of

1933, as amended (the "1933 Act") may be permitted for Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that, in the opinion of the Securities and

Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the

Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The investment manager of the Fund is Claremont Investment Partners, LLC (the

"Adviser"), located at 104 Summit Avenue, Box 80, Summit, New Jersey 07902- 0080,

engages in no business other than that of investment counseling for clients,

including the Fund.

During the past two years, Mr. Gerald P. Sullivan, President of the Fund and

Trustee, has worked only as the principal developer of the Industry Leaders

Strategy Model(TM) (the "Strategy Model") on behalf of the Adviser. Mr. Sullivan also serves as an officer and director of the Adviser. A portion of his development of the Strategy Model was sponsored by RoadHouse Capital LLC, 104

Summit Avenue, Box 80, Summit, New Jersey 07902-0080, the parent company of the

Adviser.

During the past two years, Mr. Barry F. Sullivan, an officer and director of the

Adviser, has served as Vice-Chairman of Sithe Energies, Inc., a private energy resources firm located at 335 Madison Ave, 28th Floor, New York, NY 10017.

Additional information concerning the respective business activities of Messrs.

Sullivan and Sullivan is set forth in the Prospectus under the caption,

"Management of the Fund - Portfolio Managers."


ITEM 27. PRINCIPAL UNDERWRITERS

(a) Unified Management Corporation, 431 Pennsylvania St., Indianapolis, Indiana

46204, is the Fund's principal underwriter. The Underwriter may from time-to-time act as an underwriter, depositor or investment adviser for other investment companies.

(b) There are no officers and directors of the Distributor who also serve on behalf of the Trust.

(c) None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section

31(a) of the 1940 Act and the rules promulgated thereunder are maintained on behalf of the Industry Leaders Fund(R) by the Fund Administrator, AmeriPrime

Financial Services, Inc., 1793 Kingswood Dr., Suite 200, Southlake, Texas 76092.

ITEM 29. MANAGEMENT SERVICES

The Trust has not entered into any management-related service contracts other than as described in Part A and B of this Registration Statement.

ITEM 30. UNDERTAKINGS

The Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees if requested to do so by the holders of at least 10% of Registrant's outstanding voting securities,

and to assist in communications with other Shareholders, as required by Section

16(c) of the 1940 Act.


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the

Investment Company Act of 1940, as amended, the Registrant has duly caused this

Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in New York, New York, on the 28th day of October, 1999.

INDUSTRY LEADERS FUND(R)

By: /s/ Gerald P. Sullivan

----------------------

Gerald P. Sullivan,

President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:


Signature Title Date

- -------------------- -------------------------- --------------


Chief Executive Officer

/s/ Barry F. Sullivan* and Trustee October 28, 1999

- -----------------------------------

Barry F. Sullivan

/s/ Gerald P. Sullivan President and Trustee October 28, 1999

- -----------------------------------

Gerald P. Sullivan

Chairman of the Board

/s/ Mark S. Kaufmann* of Trustees October 28, 1999

- -----------------------------------

Mark S. Kaufmann

/s/ Seth H. Dubin* Trustee October 28, 1999

- -----------------------------------

Seth H. Dubin

/s/ Robert Lichten* Trustee October 28, 1999

- -----------------------------------

Robert Lichten

/s/ Fred B. Tartar* Trustee October 28, 1999

- -----------------------------------

Fred B. Tartar

/s/ Thomas Volpe* Trustee October 28, 1999

- -----------------------------------

Thomas Volpe

* By: /s/ Gerald P. Sullivan

Gerald P. Sullivan, attorney-in-fact